As filed with the Securities and Exchange Commission
on May 7, 2010
Registration No. ______________
(Investment Company Act Registration No. 811-21991)

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. ____	[ ]

Fidelity Rutland Square Trust II
(Exact Name of Registrant as Specified in Charter)

Registrant's Telephone Number (617) 563-7000

82 Devonshire St., Boston, MA 02109
(Address Of Principal Executive Offices)

Stephen D. Fisher, Esq.	With copies to:
Secretary and Chief Legal Officer	Joseph R. Fleming, Esq.
82 Devonshire Street	Dechert LLP
Boston, Massachusetts 02109	200 Clarendon Street, 27th Floor
(Name and Address of Agent for Service)	Boston, MA 02116-5021

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

It is proposed that this filing will become effective on June 6, 2010, pursuant to Rule 488.

PAS CORE INCOME FUND OF FUNDS®
PAS INCOME OPPORTUNITIES FUND OF FUNDS®
PAS INTERNATIONAL FIDELITY FUND OF FUNDS®
PAS INTERNATIONAL FUND OF FUNDS®
PAS SMALL-MID CAP FUND OF FUNDS
(FORMERLY PAS SMALL CAP FUND OF FUNDS®)
PAS U.S. OPPORTUNITY FIDELITY FUND OF FUNDS®
PAS U.S. OPPORTUNITY FUND OF FUNDS®

FUNDS OF
FIDELITY RUTLAND SQUARE TRUST

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-544-3455

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of the above funds:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of each of the above listed funds (each an Acquired Fund and collectively, the Acquired Funds) will be held at an office of Fidelity Rutland Square Trust (the trust), 245 Summer Street, Boston, Massachusetts 02210 on August 9, 2010, at 9:00 a.m Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposals, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

(1) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of PAS Core Income Fund of Funds (PAS Core Income) to Strategic Advisers Core Income Fund (Strategic Advisers Core Income) in exchange solely for shares of beneficial interest of Strategic Advisers Core Income and the assumption by Strategic Advisers Core Income of PAS Core Income's liabilities, in complete liquidation of PAS Core Income.

(2) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of PAS Income Opportunities Fund of Funds (PAS Income Opportunities) to Strategic Advisers Income Opportunities Fund (Strategic Advisers Income Opportunities) in exchange solely for shares of beneficial interest of Strategic Advisers Income Opportunities and the assumption by Strategic Advisers Income Opportunities of PAS Income Opportunities' liabilities, in complete liquidation of PAS Income Opportunities.

(3) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of PAS International Fidelity Fund of Funds (PAS International Fidelity) to Strategic Advisers International II Fund (Strategic Advisers International II) in exchange solely for shares of beneficial interest of Strategic Advisers International II and the assumption by Strategic Advisers International II of PAS International Fidelity's liabilities, in complete liquidation of PAS International Fidelity.

(4) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of PAS International Fund of Funds (PAS International) to Strategic Advisers International Fund (Strategic Advisers International) in exchange solely for shares of beneficial interest of Strategic Advisers International and the assumption by Strategic Advisers International of PAS International's liabilities, in complete liquidation of PAS International.

(5) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of PAS Small-Mid Cap Fund of Funds (PAS Small-Mid Cap) to Strategic Advisers Small-Mid Cap Fund (Strategic Advisers Small-Mid Cap) in exchange solely for shares of beneficial interest of Strategic Advisers Small-Mid Cap and the assumption by Strategic Advisers Small-Mid Cap of PAS Small-Mid Cap's liabilities, in complete liquidation of PAS Small-Mid Cap.

(6) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of PAS U.S. Opportunity Fidelity Fund of Funds (PAS U.S. Opportunity Fidelity) to Strategic Advisers U.S. Opportunity II Fund (Strategic Advisers U.S. Opportunity II) in exchange solely for shares of beneficial interest of Strategic Advisers U.S. Opportunity II and the assumption by Strategic Advisers U.S. Opportunity II of PAS U.S. Opportunity Fidelity's liabilities, in complete liquidation of PAS U.S. Opportunity Fidelity.

(7) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of PAS U.S. Opportunity Fund of Funds (PAS U.S. Opportunity) to Strategic Advisers U.S. Opportunity Fund (Strategic Advisers U.S. Opportunity) in exchange solely for shares of beneficial interest of Strategic Advisers U.S. Opportunity and the assumption by Strategic Advisers U.S. Opportunity of PAS U.S. Opportunity's liabilities, in complete liquidation of PAS U.S. Opportunity.

The Board of Trustees has fixed the close of business on June 21, 2010 as the record date for the determination of the shareholders of each Acquired Fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,
STEPHEN D. FISHER, Secretary

June 21, 2010

Your vote is important - please vote your shares promptly.

Shareholders are invited to attend the meeting in person. Any shareholder who does not expect to attend the meeting is urged to vote using the touch-tone telephone or internet voting instructions found below or indicate voting instructions on the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp.	John Smith, Treasurer
		c/o John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
		u/t/d 12/28/78
C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft
		f/b/o Anthony B. Craft, Jr.
		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE or through the internet

1. Read the proxy statement, and have your proxy card handy.

2. Call the toll-free number or visit the web site indicated on your proxy card.

3. Enter the number found in the box on the front of your proxy card.

4. Follow the recorded or on-line instructions to cast your vote.

PAS CORE INCOME FUND OF FUNDS
PAS INCOME OPPORTUNITIES FUND OF FUNDS
PAS INTERNATIONAL FIDELITY FUND OF FUNDS
PAS INTERNATIONAL FUND OF FUNDS
PAS SMALL-MID CAP FUND OF FUNDS
(FORMERLY PAS SMALL CAP FUND OF FUNDS)
PAS U.S. OPPORTUNITY FIDELITY FUND OF FUNDS
PAS U.S. OPPORTUNITY FUND OF FUNDS

FUNDS OF
FIDELITY RUTLAND SQUARE TRUST

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-544-3455

PROXY STATEMENT AND PROSPECTUS
JUNE 21, 2010

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of each of the above listed funds (each an Acquired Fund and collectively, the Acquired Funds), funds of Fidelity Rutland Square Trust (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust's Board of Trustees to be used at the Special Meeting of Shareholders of the Acquired Funds and at any adjournments thereof (the Meeting), to be held on August 9, 2010 at 9:00 a.m. Eastern Time (ET) at 245 Summer Street, Boston, Massachusetts 02210, an office of the trust and Strategic Advisers, Inc. (Strategic Advisers), each fund's investment adviser.

As more fully described in the Proxy Statement and in Proposal 1, shareholders of PAS Core Income Fund of Funds (PAS Core Income) are being asked to consider and vote on an Agreement and Plan of Reorganization (an Agreement) relating to the proposed acquisition of PAS Core Income by Strategic Advisers Core Income Fund (Strategic Advisers Core Income).

As more fully described in the Proxy Statement and in Proposal 2, shareholders of PAS Income Opportunities Fund of Funds (PAS Income Opportunities) are being asked to consider and vote on an Agreement and Plan of Reorganization (an Agreement) relating to the proposed acquisition of PAS Income Opportunities by Strategic Advisers Income Opportunities Fund (Strategic Advisers Income Opportunities).

As more fully described in the Proxy Statement and in Proposal 3, shareholders of PAS International Fidelity Fund of Funds (PAS International Fidelity) are being asked to consider and vote on an Agreement and Plan of Reorganization (an Agreement) relating to the proposed acquisition of PAS International Fidelity by Strategic Advisers International II Fund (Strategic Advisers International II).

As more fully described in the Proxy Statement and in Proposal 4, shareholders of PAS International Fund of Funds (PAS International) are being asked to consider and vote on an Agreement and Plan of Reorganization (an Agreement) relating to the proposed acquisition of PAS International by Strategic Advisers International Fund (Strategic Advisers International).

As more fully described in the Proxy Statement and in Proposal 5, shareholders of PAS Small-Mid Cap Fund of Funds (PAS Small-Mid Cap) are being asked to consider and vote on an Agreement and Plan of Reorganization (an Agreement) relating to the proposed acquisition of PAS Small-Mid Cap by Strategic Advisers Small-Mid Cap Fund (Strategic Advisers Small-Mid Cap).

As more fully described in the Proxy Statement and in Proposal 6, shareholders of PAS U.S. Opportunity Fidelity Fund of Funds (PAS U.S. Opportunity Fidelity) are being asked to consider and vote on an Agreement and Plan of Reorganization (an Agreement) relating to the proposed acquisition of PAS U.S. Opportunity Fidelity by Strategic Advisers U.S. Opportunity II Fund (Strategic Advisers U.S. Opportunity II).

As more fully described in the Proxy Statement and in Proposal 7, shareholders of PAS U.S. Opportunity Fund of Funds (PAS U.S. Opportunity) are being asked to consider and vote on an Agreement and Plan of Reorganization (an Agreement) relating to the proposed acquisition of PAS U.S. Opportunity by Strategic Advisers U.S. Opportunity Fund (Strategic Advisers U.S. Opportunity).

The transactions contemplated by the Agreements are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. It will not be necessary for all Reorganizations to be approved for any one of them to occur.

If the Agreement relating to your Acquired Fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of the applicable Acquiring Fund. Your Acquired Fund will transfer all of its assets and liabilities to the applicable Acquiring Fund solely in exchange for shares of beneficial interest of the applicable Acquiring Fund and the assumption by the applicable Acquiring Fund of your Acquired Fund's liabilities. The total value of your Acquired Fund holdings will not change as a result of the Reorganizations. The Reorganizations are currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) as soon as practicable after shareholder approval (the Closing Date).

Strategic Advisers Core Income is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Strategic Advisers Core Income employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers Core Income seeks a high level of current income. Strategic Advisers Core Income seeks to achieve its investment objective by investing in investment-grade debt securities (those of medium and high quality) or in shares of underlying Fidelity and non-affiliated funds that invest primarily in shares of other fixed income funds that invest in investment-grade debt securities, and by investing up to 30% of the fund's assets in high yield or emerging market debt securities.

Strategic Advisers Income Opportunities is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company registered with the SEC. Strategic Advisers Income Opportunities employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers Income Opportunities seeks a high level of current income and may also seek capital appreciation. Strategic Advisers Income Opportunities seeks to achieve its investment objective by normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities or in shares of underlying Fidelity and non-affiliated funds that invest primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Strategic Advisers International II is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company registered with the SEC. Strategic Advisers International II employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers International II seeks capital appreciation. Strategic Advisers International II seeks to achieve its investment objective by investing primarily in shares of underlying Fidelity international funds that invest primarily in non-U.S. equity securities, and by investing in non-U.S. securities..

Strategic Advisers International is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company registered with the SEC. Strategic Advisers International employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers International seeks capital appreciation. Strategic Advisers International seeks to achieve its investment objective by investing in a combination of Fidelity international equity funds and non-affiliated international equity funds, and by investing in non-U.S. securities..

Strategic Advisers Small-Mid Cap is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company registered with the SEC. Strategic Advisers Small-Mid Cap employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers Small-Mid Cap seeks capital appreciation. Strategic Advisers Small-Mid Cap seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of small and mid cap companies and in shares of other small and mid cap funds.

Strategic Advisers U.S. Opportunity II is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company registered with the SEC. Strategic Advisers U.S. Opportunity II employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers U.S. Opportunity II has not retained any sub-advisers. Strategic Advisers U.S. Opportunity II seeks capital appreciation. Strategic Advisers U.S. Opportunity II seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of U.S. corporations and in shares of underlying Fidelity U.S. equity funds.

Strategic Advisers U.S. Opportunity is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company registered with the SEC. Strategic Advisers U.S. Opportunity employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers U.S. Opportunity has not retained any sub-advisers. Strategic Advisers U.S. Opportunity seeks capital appreciation. Strategic Advisers U.S. Opportunity seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of U.S. corporations and in shares of other U.S. equity funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card are first being mailed on or about June 21, 2010. The Proxy Statement sets forth concisely the information about each Reorganization and each Acquiring Fund that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference:

(i) the Statement of Additional Information dated June 21, 2010, relating to this Proxy Statement;

(ii) the Prospectus for Strategic Advisers Core Income dated June 5, 2010, a copy of which accompanies this Proxy Statement;

(iii) the Statement of Additional Information for Strategic Advisers Core Income dated June 5, 2010;

(iv) the Prospectus for Strategic Advisers Income Opportunities dated June 5, 2010, a copy of which accompanies this Proxy Statement;

(v) the Statement of Additional Information for Strategic Advisers Income Opportunities dated June 5, 2010;

(vi) the Prospectus for Strategic Advisers International II dated June 5, 2010, a copy of which accompanies this Proxy Statement;

(vii) the Statement of Additional Information for Strategic Advisers International II dated June 5, 2010;

(viii) the Prospectus for Strategic Advisers International dated June 5, 2010, a copy of which accompanies this Proxy Statement;

(ix) the Statement of Additional Information for Strategic Advisers International dated June 5, 2010;

(x) the Prospectus for Strategic Advisers Small-Mid Cap dated June 5, 2010, a copy of which accompanies this Proxy Statement;

(xi) the Statement of Additional Information for Strategic Advisers Small-Mid Cap dated June 5, 2010;

(xii) the Prospectus for Strategic Advisers U.S. Opportunity II dated June 5, 2010, a copy of which accompanies this Proxy Statement;

(xiii) the Statement of Additional Information for Strategic Advisers U.S. Opportunity II dated June 5, 2010;

(xiv) the Prospectus for Strategic Advisers U.S. Opportunity dated June 5, 2010, a copy of which accompanies this Proxy Statement;

(xv) the Statement of Additional Information for Strategic Advisers U.S. Opportunity dated June 5, 2010; and

(xvi) the Prospectus for PAS Core Income, PAS Income Opportunities, PAS International, PAS Small-Mid Cap, and PAS U.S. Opportunity dated April 30, 2010, and the Statement of Additional Information for PAS Core Income, PAS Income Opportunities, PAS International, PAS Small-Mid Cap, and PAS U.S. Opportunity dated April 30, 2010.

(xvii) the Prospectus for PAS International Fidelity and PAS U.S. Opportunity Fidelity dated April 30, 2010, and the Statement of Additional Information for PAS International Fidelity and PAS U.S. Opportunity Fidelity dated April 30, 2010.

You can obtain copies of the funds' current Prospectuses, Statements of Additional Information, or annual or semiannual reports, as applicable, without charge by contacting the trust or Fidelity Rutland Square Trust II at Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, Massachusetts 02109 or by calling 1-800-544-3455.

The trust and Fidelity Rutland Square Trust II are subject to the informational requirements of the Securities Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC's Northeast Regional Office, 3 World Financial Center, Room 4300, New York, NY 10281, and the SEC's Midwest Regional Office, 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC's Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC's Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS

Synopsis	<Click Here>
Comparison of Principal Risk Factors	<Click Here>
The Proposed Transactions	<Click Here>
Additional Information about the Funds	<Click Here>
Voting Information	<Click Here>
Miscellaneous	<Click Here>
Exhibit 1. Form of Agreement and Plan of Reorganization	<Click Here>

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreements, and in the Prospectuses and Statements of Additional Information of each Acquired Fund, which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectuses of each Acquiring Fund, as applicable, carefully for more complete information.

What proposal am I being asked to vote on?

Shareholders of PAS Core Income Fund of Funds are being asked to vote on Proposal 1. As more fully described in Proposal 1 below, shareholders of PAS Core Income Fund of Funds are being asked to approve an Agreement relating to the proposed acquisition of PAS Core Income Fund of Funds by Strategic Advisers Core Income Fund.

Shareholders of PAS Income Opportunities Fund of Funds are being asked to vote on Proposal 2. As more fully described in Proposal 2 below, shareholders of PAS Income Opportunities Fund of Funds are being asked to approve an Agreement relating to the proposed acquisition of PAS Income Opportunities Fund of Funds by Strategic Advisers Income Opportunities Fund.

Shareholders of PAS International Fidelity Fund of Funds are being asked to vote on Proposal 3. As more fully described in Proposal 3 below, shareholders of PAS International Fidelity Fund of Funds are being asked to approve an Agreement relating to the proposed acquisition of PAS International Fidelity Fund of Funds by Strategic Advisers International II Fund.

Shareholders of PAS International Fund of Funds are being asked to vote on Proposal 4. As more fully described in Proposal 4 below, shareholders of PAS International Fund of Funds are being asked to approve an Agreement relating to the proposed acquisition of PAS International Fund of Funds by Strategic Advisers International Fund.

Shareholders of PAS Small-Mid Cap Fund of Funds are being asked to vote on Proposal 5. As more fully described in Proposal 5 below, shareholders of PAS Small-Mid Cap Fund of Funds are being asked to approve an Agreement relating to the proposed acquisition of PAS Small-Mid Cap Fund of Funds by Strategic Advisers Small-Mid Cap Fund.

Shareholders of PAS U.S. Opportunity Fidelity Fund of Funds are being asked to vote on Proposal 6. As more fully described in Proposal 6 below, shareholders of PAS U.S. Opportunity Fidelity Fund of Funds are being asked to approve an Agreement relating to the proposed acquisition of PAS U.S. Opportunity Fidelity Fund of Funds by Strategic Advisers U.S. Opportunity II Fund.

Shareholders of PAS U.S. Opportunity Fund of Funds are being asked to vote on Proposal 7. As more fully described in Proposal 7 below, shareholders of PAS U.S. Opportunity Fund of Funds are being asked to approve an Agreement relating to the proposed acquisition of PAS U.S. Opportunity Fund of Funds by Strategic Advisers U.S. Opportunity Fund.

The transactions contemplated by each Agreement, a form of which is attached as Exhibit 1 to this proxy statement, are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. It will not be necessary for all Reorganizations to be approved for any one of them to occur.

Shareholders of record at the close of business on June 21, 2010 will be entitled to vote at the Meeting.

If the Agreement relating to your Acquired Fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of the applicable Acquiring Fund. Your Acquired Fund will transfer all of its assets and liabilities to the applicable Acquiring Fund solely in exchange for shares of beneficial interest of the applicable Acquiring Fund and the assumption by the applicable Acquiring Fund of your Acquired Fund's liabilities. The Reorganizations, described in the following table, are currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

Acquisition of the assets of:	By and in exchange for shares of:

PAS Core Income Fund of Funds	Strategic Advisers Core Income Fund
PAS Income Opportunities Fund of Funds	Strategic Advisers Income Opportunities Fund
PAS International Fidelity Fund of Funds	Strategic Advisers International II Fund
PAS International Fund of Funds	Strategic Advisers International Fund
PAS Small-Mid Cap Fund of Funds	Strategic Advisers Small-Mid Cap Fund
PAS U.S. Opportunity Fidelity Fund of Funds	Strategic Advisers U.S. Opportunity II Fund
PAS U.S. Opportunity Fund of Funds	Strategic Advisers U.S. Opportunity Fund

For more information, shareholders of PAS Core Income Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 1 - Agreement and Plan of Reorganization." For more information, shareholders of PAS Income Opportunities Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 2 - Agreement and Plan of Reorganization." For more information, shareholders of PAS International Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 3 - Agreement and Plan of Reorganization." For more information, shareholders of PAS International Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 4 - Agreement and Plan of Reorganization." For more information, shareholders of PAS Small-Mid Cap Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 5 - Agreement and Plan of Reorganization." For more information, shareholders of PAS U.S. Opportunity Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 6 - Agreement and Plan of Reorganization." For more information, shareholders of PAS U.S. Opportunity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 7 - Agreement and Plan of Reorganization."

Has the Board of Trustees approved the proposal?

Yes. Each fund's Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees recommends that you vote in favor of your fund's Reorganization by approving your fund's Agreement.

What are the reasons for the proposals?

The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund's Reorganization by approving your fund's Agreement:

- Shareholders may benefit from the ability of the Strategic Advisers funds to hire sub-advisers, including institutional investment managers, and from access to investment styles that currently may not be available to the PAS funds through underlying mutual funds.

- When the Acquired Funds originally launched, Strategic Advisers agreed to pay the funds' direct expenses pursuant to the funds' all-inclusive management fees and the waivers and expense reimbursement contracts because Strategic Advisers originally did not intend for these funds to comprise a large portion of PAS program assets. With the expanded use of the funds, Strategic Advisers believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

- Shareholders of each fund (except PAS U.S. Opportunity Fidelity Fund of Funds and PAS U.S. Opportunity Fund of Funds) may benefit, in the long term, from a decrease in expenses due to increases in allocations to sub-advisers and from greater economies of scale through potential breakpoints in the sub-advisers' pricing.

For more information, shareholders of PAS Core Income Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 1 - Reasons for the Reorganization." For more information, shareholders of PAS Income Opportunities Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 2 - Reasons for the Reorganization." For more information, shareholders of PAS International Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 3 - Reasons for the Reorganization." For more information, shareholders of PAS International Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 4 - Reasons for the Reorganization." For more information, shareholders of PAS Small-Mid Cap Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 5 - Reasons for the Reorganization." For more information, shareholders of PAS U.S. Opportunity Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 6 - Reasons for the Reorganization." For more information, shareholders of PAS U.S. Opportunity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 7 - Reasons for the Reorganization."

How will you determine the number of shares that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization.

As provided in the Agreement relating to each Proposal, each Acquired Fund will distribute shares of the applicable Acquiring Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of the applicable Acquiring Fund equal in value to the net asset value of shares of the applicable Acquired Fund held by such shareholder on the Closing Date.

For more information, shareholders of PAS Core Income Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 1 - Agreement and Plan of Reorganization." For more information, shareholders of PAS Income Opportunities Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 2 - Agreement and Plan of Reorganization." For more information, shareholders of PAS International Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 3 - Agreement and Plan of Reorganization." For more information, shareholders of PAS International Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 4 - Agreement and Plan of Reorganization." For more information, shareholders of PAS Small-Mid Cap Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 5 - Agreement and Plan of Reorganization." For more information, shareholders of PAS U.S. Opportunity Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 6 - Agreement and Plan of Reorganization." For more information, shareholders of PAS U.S. Opportunity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 7 - Agreement and Plan of Reorganization."

Will a Reorganization be considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes either to the Acquired Fund or the Acquiring Fund or to the shareholders of the Acquired Fund.

For more information, shareholders of PAS Core Income Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 1 - Federal Income Tax Considerations." For more information, shareholders of PAS Income Opportunities Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 2 - Federal Income Tax Considerations." For more information, shareholders of PAS International Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 3 - Federal Income Tax Considerations." For more information, shareholders of PAS International Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 4 - Federal Income Tax Considerations." For more information, shareholders of PAS Small-Mid Cap Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 5 - Federal Income Tax Considerations." For more information, shareholders of PAS U.S. Opportunity Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 6 - Federal Income Tax Considerations." For more information, shareholders of PAS U.S. Opportunity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 7 - Federal Income Tax Considerations."

How do the funds' investment objectives, strategies, policies, and limitations compare?

PAS Core Income Fund of Funds and Strategic Advisers Core Income Fund have the same investment objective. Each fund seeks a high level of current income. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although PAS Core Income Fund of Funds and Strategic Advisers Core Income Fund have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of PAS Core Income Fund of Funds and Strategic Advisers Core Income Fund:

PAS Core Income Fund of Funds	Strategic Advisers Core Income Fund
No corresponding strategy.

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests the fund's assets primarily in shares of other fixed-income funds that invest in investment-grade debt securities (those of medium and high quality). Strategic Advisers generally identifies fixed-income funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

Strategic Advisers normally invests the fund's assets primarily in
Investment-grade debt securities (those of medium and high quality), either directly through sub-advisers or indirectly through shares of other fixed-income funds that invest in investment-grade debt securities. Strategic Advisers may invest up to 30% of the fund's assets in high yield or emerging market debt securities, either directly through sub-advisers or indirectly through shares of other fixed-income funds that invest in high yield or emerging market debt securities. Strategic Advisers generally identifies underlying funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Barclays Capital U.S. Aggregate Bond Index (the Index), a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, designed to represent the performance of the U.S. investment-grade fixed-rate bond market. Strategic Advisers allocates assets among underlying funds to achieve similar overall interest rate risk to the Index.

Strategic Advisers normally allocates assets among underlying funds and sub-advisers according to an asset allocation strategy designed to achieve portfolio characteristics similar to those of the Barclays Capital U.S. Aggregate Bond Index, a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more, designed to represent the performance of the U.S. investment-grade fixed-rate bond market. Strategic Advisers allocates assets among underlying funds and sub-advisers to achieve similar overall interest rate risk to the Index.

Strategic Advisers may invest in underlying funds to attempt to diversify the fund's portfolio among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

Strategic Advisers may allocate assets among underlying funds and sub-advisers to attempt to diversify the fund's portfolio among different market sectors (for example, corporate, asset-backed or government securities) and maturities based on its view of the relative value of each sector or maturity.

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Strategic Advisers may invest in underlying funds that in turn may invest in securities of foreign issuers in addition to securities of domestic issuers.	Same strategy.

The fund normally invests in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

Same strategy.

Strategic Advisers may invest in underlying funds that in turn may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

Same strategy.
No corresponding strategy.

When determining how to allocate the fund's assets among sub-advisers, Strategic Advisers considers a variety of factors, including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund and performance patterns in different market environments. While each sub-adviser's security selection criteria are unique, each sub-adviser to whom an allocation is made purchases securities of companies deemed by such sub-adviser to have positive characteristics.

The fund currently intends to invest primarily in registered open-end investment companies and ETFs, and not in closed-end funds or unregistered funds.	No corresponding strategy.
No corresponding strategy.	A sub-adviser normally invests its portion of the fund's assets primarily in investment-grade debt securities (those of medium and high quality).
No corresponding strategy.	A sub-adviser may invest a portion of the fund's assets in high yield or emerging market debt securities.
No corresponding strategy.

To select investments, a sub-adviser may analyze the credit quality of an issuer, the issuer's potential for success, the credit, currency, and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities. In managing the fund's exposure to various risks, including interest rate risk, a sub-adviser may consider, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

No corresponding strategy.

A sub-adviser may invest its portion of the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. In selecting foreign securities, a sub-adviser's analysis may also consider the credit, currency, and economic risks associated with the security and the country of its issuer. A sub-adviser may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

No corresponding strategy.	A sub-adviser may use both quantitative and fundamental analysis to select investments.
No corresponding strategy.

A sub-adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. A sub-adviser may invest a significant portion of the fund's assets in these types of investments.

No corresponding strategy.

As an alternative to holding foreign securities directly, a sub-adviser may invest the fund's assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks).

No corresponding strategy.

To earn additional income for the fund, a sub-adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

No corresponding strategy.	A sub-adviser may also buy and sell ETFs.

PAS Income Opportunities Fund of Funds and Strategic Advisers Income Opportunities Fund have the same investment objective. Each fund seeks a high level of current income and may also seek capital appreciation. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although PAS Income Opportunities Fund of Funds and Strategic Advisers Income Opportunities Fund have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of PAS Income Opportunities Fund of Funds and Strategic Advisers Income Opportunities Fund:

PAS Income Opportunities Fund of Funds	Strategic Advisers Income Opportunities Fund
No corresponding strategy.

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. The fund has not currently retained any sub-advisers to manage a portion of the fund's assets. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests the fund's assets primarily in shares of other high yield funds that invest in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Strategic Advisers generally identifies high yield funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

Strategic Advisers normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower- quality debt securities either directly through a sub-adviser or indirectly through shares of underlying funds that invest primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower- quality debt securities. Strategic Advisers generally identifies underlying funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of The BofA Merrill Lynch U.S. High Yield Constrained Index (the Index), a modified market capitalization-weighted index of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody's, S&P and Fitch) and an investment grade rated country of risk. In addition, qualifying securities must have at least one year remaining to final maturity, a fixed coupon schedule and at least $100 million in outstanding face value. Defaulted securities are excluded. The index contains all securities of The BofA Merrill Lynch US High Yield Index but caps issuer exposure at 2%.

Strategic Advisers normally allocates assets among underlying funds and sub-advisers according to an asset allocation strategy designed to achieve portfolio characteristics similar to those of the BofA Merrill Lynch US High Yield Constrained Index, a modified market-capitalization-weighted index of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody's, S&P and Fitch) and an investment grade rated country of risk. In addition, qualifying securities must have at least one year remaining to final maturity, a fixed coupon schedule and at least $100 million in outstanding face value. Defaulted securities are excluded. The index contains all securities of the BofA Merrill Lynch US High Yield Index but caps issuer exposure at 2%.

Strategic Advisers may invest in underlying funds that in turn may invest in non-income producing securities, including defaulted securities and common stocks.	Same strategy.

Strategic Advisers may invest in underlying funds that in turn may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

Same strategy.
Strategic Advisers may invest in underlying funds that in turn may invest in securities of foreign issuers in addition to securities of domestic issuers.	Strategic Advisers may invest in underlying funds that in turn may invest in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

The fund normally invests in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

Same strategy.
The fund currently intends to invest primarily in registered open-end investment companies and ETFs, and not in closed-end funds or unregistered funds.	No corresponding strategy.
No corresponding strategy.

Each sub-adviser normally invests its portion of the fund's assets in debt securities and convertible securities, with an emphasis on lower-quality debt securities, but has the flexibility to invest the fund's assets in securities of any type or quality, including defaulted securities.

No corresponding strategy.	A sub-adviser may invest its portion of the fund's assets in equity and debt securities.
No corresponding strategy.	A sub-adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.
No corresponding strategy.	A sub-adviser may use both quantitative and fundamental analysis to select investments.
No corresponding strategy.

As an alternative to holding foreign securities directly, a sub-adviser may invest the fund's assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks.)

PAS International Fidelity Fund of Funds and Strategic Advisers International II Fund have the same investment objective. Each fund seeks capital appreciation. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although PAS International Fidelity Fund of Funds and Strategic Advisers International II Fund have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of PAS International Fidelity Fund of Funds and Strategic Advisers International II Fund:

PAS International Fidelity Fund of Funds	Strategic Advisers International II Fund
No corresponding strategy.

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests the fund's assets primarily in shares of underlying Fidelity international funds that invest primarily in equity securities.

Strategic Advisers normally invests the fund's assets primarily in non-U.S. securities either directly through a sub-adviser or indirectly through shares of underlying Fidelity international funds that invest primarily in non-U.S. securities.

Strategic Advisers normally allocates assets among underlying Fidelity funds to attempt to diversify the fund's portfolio in terms of market capitalization (by including large, mid and/or small cap underlying Fidelity funds), investment style (by including growth and value underlying Fidelity funds), and geographic region (by including developed and emerging market underlying Fidelity funds).

Strategic Advisers normally allocates assets among underlying Fidelity funds or sub-advisers according to an asset allocation strategy designed to diversify the fund's portfolio in terms of market capitalization (by including large, mid and/or small cap underlying funds), investment style (by including growth and value underlying funds), and geographic region (by including developed and emerging market underlying funds). Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to attempt to control overall fund risk and pursue appropriate returns.

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Strategic Advisers intends to actively manage the fund's holdings of underlying Fidelity funds. Strategic Advisers may adjust the fund's portfolio at any time and generally may invest the fund's assets in Fidelity international funds created in the future, as determined from time to time by Strategic Advisers.

Same strategy.
The fund currently intends to invest primarily in registered open-end investment companies and not in closed-end funds, exchange traded funds, or unregistered funds.	No corresponding strategy.
No corresponding strategy.

When determining how to allocate the fund's assets among sub-advisers, Strategic Advisers considers a variety of factors, including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund and performance patterns in different market environments. While each sub-adviser's security selection criteria are unique, each sub-adviser to whom an allocation is made purchases securities of companies deemed by such sub-adviser to have positive characteristics.

No corresponding strategy.	Each sub-adviser normally invests its portion of the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets.
No corresponding strategy.	Each sub-adviser normally invests its portion of the fund's assets primarily in common stocks.
No corresponding strategy.	Each sub-adviser normally allocates its portion of the fund's investments across different countries and regions.
No corresponding strategy.	A sub-adviser may use both quantitative and fundamental analysis to select investments.
No corresponding strategy.

As an alternative to holding foreign securities directly, a sub-adviser may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks.)

No corresponding strategy.	A sub-adviser may use both quantitative and fundamental analysis to select investments.

PAS International Fund of Funds and Strategic Advisers International Fund have the same investment objective. Each fund seeks capital appreciation. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although PAS International Fund of Funds and Strategic Advisers International Fund have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of PAS International Fund of Funds and Strategic Advisers International Fund:

PAS International Fund of Funds	Strategic Advisers International Fund
No corresponding strategy.

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests the fund's assets primarily in shares of other international funds that invest primarily in equity securities. Strategic Advisers generally identifies international funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

Strategic Advisers normally invests the fund's assets primarily in non-U.S. securities, either directly through a sub-adviser or indirectly through shares of underlying funds that invest primarily in non-U.S. securities. Strategic Advisers generally identifies underlying funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

Strategic Advisers normally allocates assets among underlying funds to attempt to diversify the fund's portfolio in terms of market capitalization (by including large, mid and/or small cap underlying funds), investment style (by including growth and value underlying funds), and geographic region (by including developed and emerging market underlying funds).

Strategic Advisers normally allocates assets among underlying funds or subadvisers according to an asset allocation strategy designed to diversify the fund's portfolio in terms of market capitalization, investment style , and geographic region. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to attempt to control overall fund risk and pursue appropriate returns.

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

The fund normally invests in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

Same Strategy
The fund currently intends to invest primarily in registered open-end investment companies and ETFs, and not in closed-end funds or unregistered funds.	No corresponding strategy.
No corresponding strategy.

When determining how to allocate the fund's assets among sub-advisers, Strategic Advisers considers a variety of factors, including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund and performance patterns in different market environments. While each sub-adviser's security selection criteria are unique, each sub-adviser to whom an allocation is made purchases securities of companies deemed by such sub-adviser to have positive characteristics.

No corresponding strategy.	Each sub-adviser normally invests its portion of the fund's assets primarily in non-U.S. securities.
No corresponding strategy.	Each sub-adviser normally invests its portion of the fund's assets primarily in common stocks.
No corresponding strategy.	Each sub-adviser normally allocates its portion of the fund's investments across different countries and regions.
No corresponding strategy.

As an alternative to holding foreign securities directly, a sub-adviser may invest the fund's assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks.)

No corresponding strategy.	A sub-adviser may also buy and sell ETFs.
No corresponding strategy.	A sub-adviser may use both quantitative and fundamental analysis to select investments.

PAS Small-Mid Cap Fund of Funds and Strategic Advisers Small-Mid Cap Fund have the same investment objective. Each fund seeks capital appreciation. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although PAS Small-Mid Cap Fund of Funds and Strategic Advisers Small-Mid Cap Fund have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of PAS Small-Mid Cap Fund of Funds and Strategic Advisers Small-Mid Cap Fund:

PAS Small-Mid Cap Fund of Funds	Strategic Advisers Small-Mid Cap Fund
No corresponding strategy.

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests at least 80% of the fund's assets in shares of other small and mid cap funds. Strategic Advisers generally identifies small or mid cap funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization. Whether an underlying fund is a small or mid cap fund is determined at the time of investment. Investments in funds whose name, policies or classification change after purchase continue to be considered investments in small or mid cap funds for purposes of the 80% policy.

Strategic Advisers normally invests at least 80% of the fund's assets in securities of small and mid cap companies and in shares of other small and mid cap funds. Although a universal definition of small to medium market capitalization companies does not exist, for purposes of this fund, the fund generally defines small to medium market capitalization companies as those companies with market capitalizations similar to those of companies included in the Russell 2500 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in the index changes with market conditions and the composition of the index. Whether an underlying fund is a small or mid cap fund is determined at the time of investment. Investments in funds whose name, policies or classification change after purchase continue to be considered investments in small or mid cap funds for purposes of the 80% policy.

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Russell 2500 Index, a market capitalization-weighted index of the stocks of the 2,500 smallest companies included in the Russell 3000 Index.

Strategic Advisers normally allocates assets among underlying funds and sub-advisers according to an asset allocation strategy designed to achieve portfolio characteristics similar to those of the Russell 2500 Index. The Russell 2500 Index is a market capitalization-weighted index of the stocks of the 2,500 smallest companies included in the Russell 3000 Index. The Russell 3000 Index comprises the 3,000 largest U.S. domiciled companies.

The fund normally invests in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

Same strategy.
The fund currently intends to invest primarily in registered open-end investment companies and ETFs, and not in closed-end funds or unregistered funds.	No corresponding strategy.
No corresponding strategy.

When determining how to allocate the fund's assets among sub-advisers, Strategic Advisers considers a variety of factors, including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund and performance patterns in different market environments. While each sub-adviser's security selection criteria are unique, each sub-adviser to whom an allocation has been made purchases securities of companies deemed by such sub-adviser to have positive characteristics.

No corresponding strategy.	Each sub-adviser normally invests its portion of the fund's assets in securities of small and mid cap companies.
No corresponding strategy.	Each sub-adviser normally invests its portion of the fund's assets in domestic and foreign issuers. A sub-adviser may use both quantitative and fundamental analysis to select investments.
No corresponding strategy.

As an alternative to holding foreign securities directly, a sub-adviser may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks.)

No corresponding strategy.	A sub-adviser may also buy and sell ETFs.

PAS U.S. Opportunity Fidelity Fund of Funds and Strategic Advisers U.S. Opportunity II Fund have the same investment objective. Each fund seeks capital appreciation. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although PAS U.S. Opportunity Fidelity Fund of Funds and Strategic Advisers U.S. Opportunity II Fund have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of PAS U.S. Opportunity Fidelity Fund of Funds and Strategic Advisers U.S. Opportunity II Fund:

PAS U.S. Opportunity Fidelity Fund of Funds	Strategic Advisers U.S. Opportunity II Fund
No corresponding strategy.

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. The fund has not currently retained any sub-advisers to manage a portion of the fund's assets. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests at least 80% of the fund's assets in shares of underlying Fidelity U.S. equity funds.	Strategic Advisers normally invests at least 80% of the fund's assets in securities of U.S. corporations and in shares of underlying Fidelity U.S. equity funds.

Strategic Advisers normally allocates assets among underlying Fidelity funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market Index, a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Strategic Advisers normally allocates assets among underlying funds and sub-advisers according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market Index, a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Strategic Advisers normally allocates assets among underlying Fidelity funds to attempt to diversify the fund's portfolio in terms of market capitalization (by including large, mid and/or small cap underlying Fidelity funds) and investment style (by including growth and value underlying Fidelity funds).

Strategic Advisers normally allocates assets among underlying Fidelity funds and sub-advisers to attempt to diversify the fund's portfolio in terms of market capitalization (by including large, mid and/or small cap underlying Fidelity funds) and investment style (by including growth and value underlying Fidelity funds).

Strategic Advisers intends to actively manage the fund's holdings of underlying Fidelity funds. Strategic Advisers may adjust the fund's portfolio at any time and generally may invest the fund's assets in Fidelity U.S. equity funds created in the future, as determined from time to time by Strategic Advisers.

Same strategy.

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

The fund currently intends to invest primarily in registered open-end investment companies and not in closed-end funds, exchange traded funds, or unregistered funds.	No corresponding strategy.
No corresponding strategy.	Strategic Advisers may invest in underlying funds that in turn may invest in securities of foreign issuers in addition to securities of domestic issuers.
No corresponding strategy.	Each sub-adviser normally invests its portion of the fund's assets primarily in common stocks.
No corresponding strategy.	A sub-adviser may invest its portion of the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.
No corresponding strategy.

Sub-advisers are not constrained by any particular investment style. At any given time, a sub-adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. A sub-adviser may use both quantitative and fundamental analysis to select investments.

No corresponding strategy.

As an alternative to holding foreign securities directly, a sub-adviser may invest the fund's assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks).

PAS U.S. Opportunity Fund of Funds and Strategic Advisers U.S. Opportunity Fund have the same investment objective. Each fund seeks capital appreciation. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although PAS U.S. Opportunity Fund of Funds and Strategic Advisers U.S. Opportunity Fund have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of PAS U.S. Opportunity Fund of Funds and Strategic Advisers U.S. Opportunity Fund:

PAS U.S. Opportunity Fund of Funds	Strategic Advisers U.S. Opportunity Fund
No corresponding strategy.

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. The fund has not currently retained any sub-advisers to manage a portion of the fund's assets. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests at least 80% of the fund's assets in shares of other U.S. equity funds. Strategic Advisers generally identifies U.S. equity funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization. Whether an underlying fund is a U.S. equity fund is determined at the time of investment. Investments in funds whose name, policies or classification change after purchase continue to be considered investments in U.S. equity funds for purposes of the 80% policy.

Strategic Advisers normally invests at least 80% of the fund's assets in securities of U.S. corporations and in shares of other U.S. equity funds. Strategic Advisers generally identifies underlying funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization. Whether an underlying fund is a U.S. equity fund is determined at the time of investment. Investment in funds whose name, policies or classification change after purchase continue to be considered investments in U.S. equity funds for purposes of the 80% policy.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market Index, a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Strategic Advisers normally allocates assets among underlying funds and sub-advisers according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market Index, a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Strategic Advisers normally allocates assets among underlying funds to attempt to diversify the fund's portfolio in terms of market capitalization (by including large, mid and/or small cap underlying funds) and investment style (by including growth and value underlying funds).

Strategic Advisers normally allocates assets among underlying funds and sub-advisers to attempt to diversify the fund's portfolio in terms of market capitalization (by including large, mid and/or small cap underlying funds) and investment style (by including growth and value underlying funds).

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

The fund normally invests in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

Same strategy.

Strategic Advisers invests in underlying funds that may establish long and short positions in equity securities and in derivatives on those securities. Derivatives are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the fund can invest. An underlying fund may use futures contracts, options, swaps, contracts for differences (CFDs) and other derivatives as tools in the management of the underlying fund's assets. An underlying fund may use derivatives to hedge various investments, for risk management, to obtain significant amounts of long or short exposure and to attempt to increase the underlying fund's income or gain.

Strategic Advisers may invest in underlying funds that establish long and short positions in equity securities and in derivatives on those securities. Underlying funds may use futures contracts, options, swaps, contracts for differences and other derivatives to hedge various investments, for risk management, to obtain significant amounts of long or short exposure and to attempt to increase the underlying fund's income or gain. Strategic Advisers may invest in underlying funds that use derivatives to increase or decrease a fund's exposure to changing securities prices or other factors that affect security values.

An underlying fund may use a long/short strategy. Such strategy involves investment in a variety of equity securities and, ordinarily, no single equity exposure is expected to make up more than 5% of the gross long exposure except that companies with large weights in the S&P 500 Index may be held as overweights in the strategy, resulting in positions of greater than 5% in those securities. The strategy involves maintenance of an approximate net 100% long exposure to the equity market (long market value minus short market value). However, the long and short positions held will vary in size as market opportunities change. Long positions and their equivalents will range between 90% and 150% of the value of net assets in the strategy. Short positions will range between 0% and 50% of the value of net assets in the strategy. In rising markets, it is expected that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

A portion of the fund's assets may be invested in a long/short strategy. Such a strategy involves investment in a variety of equity securities and, ordinarily, no single equity exposure is expected to make up more than 5% of the gross long exposure except that companies with large weights in the S&P 500 Index may be held as overweights in the strategy, resulting in positions of greater than 5% in those securities. The strategy involves maintenance of an approximate net 100% long exposure to the equity market (long market value minus short market value). However, the long and short positions held will vary in size as market opportunities change. Long positions and their equivalents will range between 90% and 150% of the value of net assets in the strategy. Short positions will range between 0% and 50% of the value of net assets in the strategy. In rising markets, it is expected that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

No corresponding strategy.	Strategic Advisers may invest in underlying funds that in turn may invest in securities of foreign issuers in addition to securities of domestic issuers.
The fund currently intends to invest primarily in registered open-end investment companies and ETFs, and not in closed-end funds or unregistered funds.	No corresponding strategy.
No corresponding strategy.	Each sub-adviser normally invests its portion of the fund's assets primarily in common stocks.
No corresponding strategy.	A sub-adviser may invest its portion of the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.
No corresponding strategy.

Sub-advisers are not constrained by any particular investment style. At any given time, a sub-adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. A sub-adviser may use both quantitative and fundamental analysis to select investments.

No corresponding strategy.

As an alternative to holding foreign securities directly, a sub-adviser may invest the fund's assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks).

No corresponding strategy.	A sub-adviser may also buy and sell ETFs.

For a comparison of the principal risks associated with the funds' principal investment strategies, please refer to the section entitled "Comparison of Principal Risk Factors."

PAS Core Income Fund of Funds and Strategic Advisers Core Income Fund have the same investment policies and limitations, including fundamental investment policies and limitations.

PAS Income Opportunities Fund of Funds and Strategic Advisers Income Opportunities Fund have the same investment policies and limitations, including fundamental investment policies and limitations.

PAS International Fidelity Fund of Funds and Strategic Advisers International II Fund have the same fundamental investment policies and limitations. Although PAS International Fidelity Fund of Funds and Strategic Advisers International II Fund have similar non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between PAS International Fidelity Fund of Funds and Strategic Advisers International II Fund:

PAS International Fidelity Fund of Funds	Strategic Advisers International II Fund

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity. To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders.

PAS International Fund of Funds and Strategic Advisers International Fund have the same fundamental investment policies and limitations. Although PAS International Fund of Funds and Strategic Advisers International Fund have similar non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between PAS International Fund of Funds and Strategic Advisers International Fund:

PAS International Fund of Funds	Strategic Advisers International Fund

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity. To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders.

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity. To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders.

PAS Small-Mid Cap Fund of Funds and Strategic Advisers Small-Mid Cap Fund have the same investment policies and limitations, including fundamental investment policies and limitations.

PAS U.S. Opportunity Fidelity Fund of Funds and Strategic Advisers U.S. Opportunity II Fund have the same investment policies and limitations, including fundamental investment policies and limitations.

PAS U.S. Opportunity Fund of Funds and Strategic Advisers U.S. Opportunity Fund have the same investment policies and limitations, including fundamental investment policies and limitations.

Except as noted above, the funds have the same investment policies and limitations, including fundamental investment policies and limitations.

For more information about the funds' investment objectives, strategies, policies, and limitations, please refer to the "Investment Details" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Investment Policies and Limitations" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Following the Reorganizations, each combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of the applicable Acquiring Fund.

How do the funds' management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of each Acquired Fund and each Acquiring Fund:

Management of the Funds

The principal business address of Strategic Advisers, Inc. (Strategic Advisers), each fund's investment adviser, is 82 Devonshire Street, Boston, Massachusetts, 02109. The principal business address of Fidelity Management & Research Company (FMR), each Acquired Fund's administrator, is 82 Devonshire Street, Boston, Massachusetts, 02109.

As the manager, Strategic Advisers has overall responsibility for directing the funds' investments and handling their business affairs. As of December 31, 2009, Strategic Advisers had approximately $191.9 billion in discretionary assets under management.

The principal business address of Fidelity Investments Money Management, Inc. (FIMM), sub-adviser to Strategic Advisers Core Income Fund, is 82 Devonshire Street, Boston, Massachusetts, 02109. As of December 31, 2009, FIMM had approximately $639.1 billion in discretionary assets under management. FMR Co., Inc. (FMRC), located at 82 Devonshire Street, Boston, Massachusetts 02109; Fidelity Management & Research (U.K.) Inc. (FMR U.K.), located at 10 Paternoster Square, 4th Floor, London, EC4M 7DY, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), located at Floor 19, 41 Connaught Road Central, Hong Kong; Fidelity Management & Research (Japan) Inc. (FMR Japan), located at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo 105-0001, Japan; FIL Investment Advisors (FIIA), located at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda; and FIL Investment Advisors (U.K.) Limited (FIIA(U.K.)L), located at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, are also sub-advisers to Strategic Advisers Core Income Fund. Pyramis Global Advisors LLC (Pyramis), located at 900 Salem Street, Smithfield, Rhode Island 02917, is a sub-adviser to Strategic Advisers International II Fund, Strategic Advisers International Fund, and Strategic Advisers Small-Mid Cap Fund.

Gregory Pappas is currently the portfolio manager of Strategic Advisers Core Income Fund, PAS Core Income Fund of Funds, Strategic Advisers Income Opportunities Fund, and PAS Income Opportunities Fund of Funds. Since joining Fidelity Investments in 1990, Mr. Pappas has worked as a senior fund analyst, fixed income strategist, and portfolio manager. Mr. Pappas is expected to continue to be responsible for portfolio management of the combined funds after the Reorganizations.

Wilfred Chilangwa is currently the portfolio manager of Strategic Advisers International II Fund, PAS International Fidelity Fund of Funds, Strategic Advisers International Fund, and PAS International Fund of Funds. Since joining Fidelity Investments in 1997, Mr. Chilangwa has worked as a senior fund analyst, an international strategist, and a portfolio manager. Mr. Chilangwa is expected to continue to be responsible for portfolio management of the combined funds after the Reorganizations.

Catherine Pena is currently the portfolio manager of Strategic Advisers Small-Mid Cap Fund and PAS Small-Mid Cap Fund of Funds. Since joining Fidelity Investments in 1996, Ms. Pena has worked as a quantitative research analyst, senior mutual fund analyst, portfolio strategist, and portfolio manager. Ms. Pena is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Robert Vick is currently the portfolio manager of Strategic Advisers U.S. Opportunity II Fund, PAS U.S. Opportunity Fidelity Fund of Funds, Strategic Advisers U.S. Opportunity Fund, and PAS U.S. Opportunity Fund of Funds. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Vick has worked as a systems manager, a senior quantitative analyst, a senior vice president of Quantitative Investment Research, and a portfolio manager. Mr. Vick is expected to continue to be responsible for portfolio management of the combined funds after the Reorganizations.

For information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Pappas, Chilangwa, Vick, and Ms. Pena, please refer to the "Management Contracts" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Each fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

For each Acquired Fund, the management fee is calculated and paid to Strategic Advisers every month. Each Acquired Fund's annual management fee rate is 0.25% of its average net assets.

Each Acquiring Fund's management fee is calculated by adding the annual fee rate of 0.25% of the average daily net assets of the fund throughout the month plus the total fees, payable monthly, to the fund's sub-advisers based upon each sub-adviser's respective allocated portion of the fund's assets. Because each Acquiring Fund's management fee rate may fluctuate, each fund's management fee may be higher or lower in the future. Each fund's maximum aggregate annual management fee, as a percentage of its average daily net assets, will not exceed the following rates:

Name of Fund	Rate
Strategic Advisers Core Income Fund	0.60%
Strategic Advisers Income Opportunities Fund	0.75%
Strategic Advisers International II Fund	1.00%
Strategic Advisers International Fund	1.00%
Strategic Advisers Small-Mid Cap Fund	1.10%
Strategic Advisers U.S. Opportunity II Fund	0.95%
Strategic Advisers U.S. Opportunity Fund	0.95%

If the Reorganizations are approved, each combined fund will retain the applicable Acquiring Fund's management fee structure, as applicable.

For more information about fund management, please refer to the "Fund Management" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Control of Investment Advisers" and "Management Contracts" sections of the funds' Statements of Additional Information, which are incorporated herein by reference.

Distribution of Fund Shares

The principal business address of Fidelity Distributors Corporation (FDC), each fund's principal underwriter and distribution agent, is 82 Devonshire Street, Boston, Massachusetts, 02109.

Each Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that Strategic Advisers may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. A fund's Distribution and Service Plan does not authorize payments by the fund other than those that are to be made to Strategic Advisers under the fund's management contract. If the Reorganizations are approved, the Distribution and Service Plan for the combined funds will remain unchanged.

For more information about fund distribution, please refer to the "Fund Distribution" section of the Acquiring Funds' Prospectuses, which are incorporated herein by reference, and to the "Distribution Services" section of the Acquiring Funds' Statements of Additional Information, which are incorporated herein by reference.

Expense Limitation and Reimbursement Arrangements

Each Acquired Fund has an all-inclusive management contract with a management fee waiver and expense reimbursement agreement resulting in zero direct fund expenses. Each Acquired Fund, however, currently bears expenses indirectly as a result of its investments in underlying funds.

Strategic Advisers has contractually agreed to waive 0.25% of each Acquiring Fund's management fee until September 30, 2013. The waiver will decrease a fund's expenses and improve its respective performance.

For more information about the funds' fees and operating expenses, please refer to the funds' Prospectuses, which are incorporated herein by reference, and to "Annual Fund Operating Expenses" below.

If any of the proposed Reorganizations are not approved, the fund(s) not approving the Reorganization will maintain their current expense structure(s).

How do the funds' fees and operating expenses compare, and what are the combined funds' fees and operating expenses estimated to be following the Reorganizations?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund Operating Expenses

The following table shows the fees and expenses of each fund for the 12 months ended February 28, 2010, and the pro forma estimated fees and expenses of each combined fund based on the same time period after giving effect to the Reorganizations. Annual fund operating expenses are paid by each fund.

Shareholder Fees (paid by the investor directly)

	PAS Fund (Acquired Fund)	Strategic Advisers Fund (Acquiring Fund)	Strategic Advisers Fund Pro forma Combined
Sales charge (load) on purchases and reinvested distributions	None	None	None
Deferred sales charge (load) on redemptions	None	None	None

Annual Operating Expenses (paid from fund assets)

	PAS Core IncomeA,D	Strategic Advisers Core IncomeB,C	Strategic Advisers Core Income Pro forma CombinedB,C
Management fee	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.03%	0.03%
Acquired fund fees and expenses	0.61%	0.61%	0.61%
Total annual fund operating expenses	0.86%	0.89%	0.89%
Less waiver and reimbursement	0.25%	0.25%	0.25%
Net expenses	0.61%	0.64%	0.64%

A Strategic Advisers has contractually agreed to waive its management fee. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average daily net assets, exceed 0.00%. These arrangements will remain in effect through September 30, 2012, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

B Strategic Advisers has contractually agreed to waive 0.25% of the fund's management fee. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees. Strategic Advisers has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.60% of the fund's average daily net assets.

C Based on estimated amounts for the current fiscal year.

D Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

	PAS Income OpportunitiesA,D	Strategic Advisers Income OpportunitiesB,C	Strategic Advisers Income Opportunities Pro forma CombinedB,C
Management fee	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.04%	0.04%
Acquired fund fees and expenses	0.89%	0.89%	0.89%
Total annual fund operating expenses	1.14%	1.18%	1.18%
Less waiver and reimbursement	0.25%	0.25%	0.25%
Net expenses	0.89%	0.93%	0.93%

A Strategic Advisers has contractually agreed to waive its management fee. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average daily net assets, exceed 0.00%. These arrangements will remain in effect through September 30, 2012, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

B Strategic Advisers has contractually agreed to waive 0.25% of the fund's management fee. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees. Strategic Advisers has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.75% of the fund's average daily net assets.

C Based on estimated amounts for the current fiscal year.

D Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

	PAS International FidelityA,D	Strategic Advisers International IIB,C	Strategic Advisers International II Pro forma CombinedB,C
Management fee	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.03%	0.03%
Acquired fund fees and expenses	0.89%	0.89%	0.89%
Total annual fund operating expenses	1.14%	1.17%	1.17%
Less waiver and reimbursement	0.25%	0.25%	0.25%
Net expenses	0.89%	0.92%	0.92%

A Strategic Advisers has contractually agreed to waive its management fee. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average daily net assets, exceed 0.00%. These arrangements will remain in effect through September 30, 2012, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

B Strategic Advisers has contractually agreed to waive 0.25% of the fund's management fee. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees. Strategic Advisers has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets.

C Based on estimated amounts for the current fiscal year.

D Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

	PAS InternationalA,D	Strategic Advisers InternationalB,C	Strategic Advisers International Pro forma CombinedB,C
Management fee	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.02%	0.02%
Acquired fund fees and expenses	1.19%	1.19%	1.19%
Total annual fund operating expenses	1.44%	1.46%	1.46%
Less waiver and reimbursement	0.25%	0.25%	0.25%
Net expenses	1.19%	1.21%	1.21%

A Strategic Advisers has contractually agreed to waive its management fee. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average daily net assets, exceed 0.00%. These arrangements will remain in effect through September 30, 2012, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

B Strategic Advisers has contractually agreed to waive 0.25% of the fund's management fee. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees. Strategic Advisers has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets.

C Based on estimated amounts for the current fiscal year.

D Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

	PAS Small-Mid CapA,D	Strategic Advisers Small-Mid CapB,C	Strategic Advisers Small-Mid Cap Pro forma CombinedB,C
Management fee	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.03%	0.03%
Acquired fund fees and expenses	1.23%	1.23%	1.23%
Total annual fund operating expenses	1.48%	1.51%	1.51%
Less waiver and reimbursement	0.25%	0.25%	0.25%
Net expenses	1.23%	1.26%	1.26%

A Strategic Advisers has contractually agreed to waive its management fee. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average daily net assets, exceed 0.00%. These arrangements will remain in effect through September 30, 2012, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

B Strategic Advisers has contractually agreed to waive 0.25% of the fund's management fee. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees. Strategic Advisers has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.10% of the fund's average daily net assets.

C Based on estimated amounts for the current fiscal year.

D Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

	PAS U.S. Opportunity FidelityA,D	Strategic Advisers U.S. Opportunity IIB,C	Strategic Advisers U.S. Opportunity II Pro forma CombinedB,C
Management fee	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.05%	0.05%
Acquired fund fees and expenses	0.94%	0.94%	0.94%
Total annual fund operating expenses	1.19%	1.24%	1.24%
Less waiver and reimbursement	0.25%	0.25%	0.25%
Net expenses	0.94%	0.99%	0.99%

A Strategic Advisers has contractually agreed to waive its management fee. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average daily net assets, exceed 0.00%. These arrangements will remain in effect through September 30, 2012, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

B Strategic Advisers has contractually agreed to waive 0.25% of the fund's management fee. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees. Strategic Advisers has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets.

C Based on estimated amounts for the current fiscal year.

D Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

	PAS U.S. OpportunityA,D	Strategic Advisers U.S. OpportunityB,C	Strategic Advisers U.S. Opportunity Pro forma CombinedB,C
Management fee	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.05%	0.05%
Acquired fund fees and expenses	1.09%	1.09%	1.09%
Total annual fund operating expenses	1.34%	1.39%	1.39%
Less waiver and reimbursement	0.25%	0.25%	0.25%
Net expenses	1.09%	1.14%	1.14%

A Strategic Advisers has contractually agreed to waive its management fee. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average daily net assets, exceed 0.00%. These arrangements will remain in effect through September 30, 2012, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

B Strategic Advisers has contractually agreed to waive 0.25% of the fund's management fee. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees. Strategic Advisers has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets.

C Based on estimated amounts for the current fiscal year.

D Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

Examples of Effect of Fund Expenses

The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above for each fund, assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	PAS Core Income	Strategic Advisers Core Income	Strategic Advisers Core Income Pro forma Combined
1 year	$ 62	$ 65	$ 65
3 years	$ 201	$ 211	$ 211
5 years	$ 397	$ 413	$ 413
10 years	$ 984	$ 1,020	$ 1,020
	PAS Income Opportunities	Strategic Advisers Income Opportunities	Strategic Advisers Income Opportunities Pro forma Combined
1 year	$ 91	$ 95	$ 95
3 years	$ 290	$ 302	$ 302
5 years	$ 548	$ 570	$ 570
10 years	$ 1,312	$ 1,358	$ 1,358
	PAS International Fidelity	Strategic Advisers International II	Strategic Advisers International II Pro forma Combined
1 year	$ 91	$ 94	$ 94
3 years	$ 290	$ 299	$ 299
5 years	$ 548	$ 565	$ 565
10 years	$ 1,312	$ 1,346	$ 1,346
	PAS International	Strategic Advisers International	Strategic Advisers International Pro forma Combined
1 year	$ 121	$ 123	$ 123
3 years	$ 384	$ 390	$ 390
5 years	$ 709	$ 719	$ 719
10 years	$ 1,652	$ 1,674	$ 1,674
	PAS Small-Mid Cap	Strategic Advisers Small-Mid Cap	Strategic Advisers Small-Mid Cap Pro forma Combined
1 year	$ 126	$ 128	$ 128
3 years	$ 396	$ 405	$ 405
5 years	$ 730	$ 746	$ 746
10 years	$ 1,697	$ 1,730	$ 1,730
	PAS U.S. Opportunity Fidelity	Strategic Advisers U.S. Opportunity II	Strategic Advisers U.S. Opportunity II Pro forma Combined
1 year	$ 96	$ 101	$ 101
3 years	$ 305	$ 321	$ 321
5 years	$ 575	$ 602	$ 602
10 years	$ 1,369	$ 1,426	$ 1,426
	PAS U.S. Opportunity	Strategic Advisers U.S. Opportunity	Strategic Advisers U.S. Opportunity Pro forma Combined
1 year	$ 111	$ 116	$ 116
3 years	$ 352	$ 368	$ 368
5 years	$ 656	$ 682	$ 682
10 years	$ 1,540	$ 1,596	$ 1,596

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses and include each fund's management fee waiver for periods through September 30, 2012, but are not meant to suggest actual or expected expenses, which may vary. Although each Acquiring Fund's management fee waiver is in effect through September 30, 2013, the examples shown reflect the impact of the waiver through September 30, 2012 in order to provide a more meaningful comparison of each Acquired Fund's expenses to the corresponding Acquiring Fund's expenses. If each Acquired Fund's management fee waiver were included for periods through September 30, 2013, each Acquired Fund's expenses would be lower for the 3-, 5-, and 10-year periods. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Do the procedures for purchasing and redeeming shares of the funds differ?

No. The procedures for purchasing and redeeming shares of the funds are the same. If the Reorganizations are approved, the procedures for purchasing and redeeming shares of the combined funds will remain unchanged.

For information about the procedures for purchasing and redeeming the funds' shares, please refer to the "Buying and Selling Shares" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Buying, Selling and Exchanging Information" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Do the funds' dividend and distribution policies differ?

No. The fund's dividend and distribution policies are the same. If the Reorganizations are approved, the dividend and distribution policies of the combined funds will remain unchanged.

For information about the funds' dividend and distribution policies, please refer to the "Dividends and Capital Gain Distributions" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Distributions and Taxes" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Who bears the expenses associated with the Reorganizations?

For each Acquired Fund, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization.

For more information, please refer to the section entitled "Voting Information - Solicitation of Proxies; Expenses."

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund's performance. Each fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have substantially similar investment objectives and similar strategies as described above, the funds are subject to substantially similar investment risks. Because the funds have some different investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in all of the funds?

PAS Core Income Fund of Funds	Strategic Advisers Core Income Fund
Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.	Same risk.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Same risk.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.	Same risk.
Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.	Same risk.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Same risk.
Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.	Same risk.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Same risk.
No corresponding risk.

Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the fund's original investment. Many derivatives will give rise to a form of leverage. As a result, the fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.

No corresponding risk.

Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Same risk.
PAS Income Opportunities Fund of Funds	Strategic Advisers Income Opportunities Fund

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

No corresponding risk.
Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.	Same risk.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Same risk.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Same risk.
No corresponding risk.	Prepayment. The ability of an issuer of a debt security to repay the principal prior to a security's maturity can cause greater price volatility if interest rates change.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Same risk.

Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Same risk.
No corresponding risk.

Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

No corresponding risk.

Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the fund's original investment. Many derivatives will give rise to a form of leverage. As a result, the fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.

PAS International Fidelity Fund of Funds	Strategic Advisers International II Fund
Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Same risk.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Same risk.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.

Same risk.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.	No corresponding risk.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.	Same risk.

Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

No corresponding risk.
PAS International Fund of Funds	Strategic Advisers International Fund
No corresponding risk.	Asset Allocation Risk. If the fund's asset allocation strategy does not work as intended, the fund may not achieve its objective.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Same risk.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Same risk.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Same risk.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.

Same risk.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Same risk.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.	Same risk.
No corresponding risk.

Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Same risk.
PAS Small-Mid Cap Fund of Funds	Strategic Advisers Small-Mid Cap Fund

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Same risk.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Same risk.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.	Same risk.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.	Same risk.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Same risk.

Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Same risk.
No corresponding risk.

Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Same risk.
PAS U.S. Opportunity Fidelity Fund of Funds	Strategic Advisers U.S. Opportunity II Fund
Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Same risk.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Same risk.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.	Same risk.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.	Same risk.
PAS U.S. Opportunity Fund of Funds	Strategic Advisers U.S. Opportunity Fund

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Same risk.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Same risk.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.	Same risk.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Same risk.

Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the fund's original investment. Many derivatives will give rise to a form of leverage. As a result, the fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.

Same risk.

Short Sales and Leverage Risk. Short sales pose more risk than long positions. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Leverage can increase market exposure and magnify investment risks.

Same risk.

Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Same risk.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Same risk.

How do the funds compare in terms of their performance?

The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in each Acquired Fund's performance from year to year and compares each Acquired Fund's performance to the performance of a market index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance. Performance information for the Acquiring Funds is not included because the Acquiring Funds are newly created funds that do not have any historical performance. If the proposed Reorganizations are approved, each combined fund will assume the performance record of the applicable Acquired Fund.

Year-by-Year Returns

PAS Core Income Fund of Funds:

Calendar Years	2008	2009
	-2.89%	17.74%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.14%	September 30, 2009
Lowest Quarter Return	-2.56%	September 30, 2008
Year-to-Date Return	2.97%	March 31, 2010

PAS Income Opportunities Fund of Funds:

Calendar Years	2008	2009
	-27.56%	53.83%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.39%	June 30, 2009
Lowest Quarter Return	-19.51%	December 31, 2008
Year-to-Date Return	4.70%	March 31, 2010

PAS International Fidelity Fund of Funds:

Calendar Years	2008	2009
	-45.29%	30.98%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.15%	June 30, 2009
Lowest Quarter Return	-21.51%	December 31, 2008
Year-to-Date Return	1.12%	March 31, 2010

PAS International Fund of Funds:

Calendar Years	2007	2008	2009
	12.10%	-41.94%	31.66%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.28%	June 30, 2009
Lowest Quarter Return	-20.07%	December 31, 2008
Year-to-Date Return	2.08%	March 31, 2010

PAS Small-Mid Cap Fund of Funds:

Calendar Years	2006	2007	2008	2009
	11.48%	2.20%	-36.52%	35.44%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.94%	June 30, 2009
Lowest Quarter Return	-25.44%	December 31, 2008
Year-to-Date Return	8.42%	March 31, 2010

PAS U.S. Opportunity Fidelity Fund of Funds:

Calendar Years	2008	2009
	-39.92%	33.73%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.87%	September 30, 2009
Lowest Quarter Return	-22.62%	December 31, 2008
Year-to-Date Return	6.81%	March 31, 2010

PAS U.S. Opportunity Fund of Funds:

Calendar Years	2007	2008	2009
	8.00%	-39.17%	34.19%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.29%	June 30, 2009
Lowest Quarter Return	-22.01%	December 31, 2008
Year-to-Date Return	6.42%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

PAS Core Income Fund of Funds:

For the periods ended December 31, 2009	Past 1 year	Life of fundA
PAS Core Income Fund of Funds
Return Before Taxes	17.74%	6.95%
Return After Taxes on Distributions	15.41%	4.68%
Return After Taxes on Distributions and Sale of Fund Shares	11.42%	4.55%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93%	6.28%

A From September 27, 2007.

PAS Income Opportunities Fund of Funds:

For the periods ended December 31, 2009	Past 1 year	Life of fundA
PAS Income Opportunities Fund of Funds
Return Before Taxes	53.83%	4.43%
Return After Taxes on Distributions	49.47%	1.51%
Return After Taxes on Distributions and Sale of Fund Shares	34.51%	1.97%
The BofA Merrill Lynch US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	58.10%	6.65%

A From September 27, 2007.

PAS International Fidelity Fund of Funds:

For the periods ended December 31, 2009	Past 1 year	Life of fundA
PAS International Fidelity Fund of Funds
Return Before Taxes	30.98%	-7.30%
Return After Taxes on Distributions	30.54%	-8.03%
Return After Taxes on Distributions and Sale of Fund Shares	20.52%	-6.21%
MSCI® EAFE® (Europe, Australasia, Far East) Index (reflects no deduction for fees, expenses, or taxes)	31.93%	-6.65%

A From March 8, 2007.

PAS International Fund of Funds:

For the periods ended December 31, 2009	Past 1 year	Life of fundA
PAS International Fund of Funds
Return Before Taxes	31.66%	-0.02%
Return After Taxes on Distributions	31.04%	-0.99%
Return After Taxes on Distributions and Sale of Fund Shares	20.90%	-0.10%
MSCI® EAFE® Index (reflects no deduction for fees, expenses, or taxes)	31.93%	-0.65%

A From March 23, 2006.

PAS Small-Mid Cap Fund of Funds:

For the periods ended December 31, 2009	Past 1 year	Life of fundA
PAS Small-Mid Cap Fund of Funds
Return Before Taxes	35.44%	1.19%
Return After Taxes on Distributions	35.34%	0.58%
Return After Taxes on Distributions and Sale of Fund Shares	23.11%	0.92%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	27.17%	1.05%

A From June 23, 2005.

PAS U.S. Opportunity Fidelity Fund of Funds:

For the periods ended December 31, 2009	Past 1 year	Life of fundA
PAS U.S. Opportunity Fidelity Fund of Funds
Return Before Taxes	33.73%	-4.70%
Return After Taxes on Distributions	33.52%	-5.07%
Return After Taxes on Distributions and Sale of Fund Shares	22.12%	-4.02%
Dow Jones U.S. Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)	28.57%	-5.44%

A From March 8, 2007.

PAS U.S. Opportunity Fund of Funds:

For the periods ended December 31, 2009	Past 1 year	Life of fundA
PAS U.S. Opportunity Fund of Funds
Return Before Taxes	34.19%	-4.11%
Return After Taxes on Distributions	33.99%	-4.39%
Return After Taxes on Distributions and Sale of Fund Shares	22.41%	-3.52%
Dow Jones U.S. Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)	28.57%	-5.19%

A From December 29, 2006.

THE PROPOSED TRANSACTION

PROPOSAL 1

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PAS CORE INCOME FUND OF FUNDS AND STRATEGIC ADVISERS CORE INCOME FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 1; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Advisers Core Income Fund acquiring as of the Closing Date all of the assets of PAS Core Income Fund of Funds solely in exchange for shares of Strategic Advisers Core Income Fund and the assumption by Strategic Advisers Core Income Fund of PAS Core Income Fund of Funds' liabilities; and (b) the distribution of shares of Strategic Advisers Core Income Fund to the shareholders of PAS Core Income Fund of Funds as provided for in the Agreement.

The value of PAS Core Income Fund of Funds' assets to be acquired by Strategic Advisers Core Income Fund and the amount of its liabilities to be assumed by Strategic Advisers Core Income Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in PAS Core Income Fund of Funds' then-current Prospectus and Statement of Additional Information. The net asset value of a share of Strategic Advisers Core Income Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Strategic Advisers Core Income Fund will deliver to PAS Core Income Fund of Funds, and PAS Core Income Fund of Funds will distribute to its shareholders of record, shares of Strategic Advisers Core Income Fund so that each PAS Core Income Fund of Funds shareholder will receive the number of full and fractional shares of Strategic Advisers Core Income Fund equal in value to the aggregate net asset value of shares of PAS Core Income Fund of Funds held by such shareholder on the Closing Date; PAS Core Income Fund of Funds will be liquidated as soon as practicable thereafter. Each PAS Core Income Fund of Funds shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Strategic Advisers Core Income Fund due that shareholder.

Accordingly, immediately after the Reorganization, each former PAS Core Income Fund of Funds shareholder will own shares of Strategic Advisers Core Income Fund equal in value to the aggregate net asset value of that shareholder's shares of PAS Core Income Fund of Funds immediately prior to the Reorganization. The net asset value per share of Strategic Advisers Core Income Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Strategic Advisers Core Income Fund in a name other than that of the registered holder of the shares on the books of PAS Core Income Fund of Funds as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of PAS Core Income Fund of Funds is and will continue to be its responsibility up to and including the Closing Date and such later date on which PAS Core Income Fund of Funds is liquidated.

For PAS Core Income Fund of Funds, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of PAS Core Income Fund of Funds are permissible investments for Strategic Advisers Core Income Fund. Any transaction costs associated with portfolio adjustments to Strategic Advisers Core Income Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Strategic Advisers Core Income Fund that occur after the Closing Date will be borne by Strategic Advisers Core Income Fund. The fund may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on PAS Core Income Fund of Funds shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the fees and expenses and the relative expense ratios of the funds;

(3) the potential benefit of the Reorganization to shareholders of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization; and

(6) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund's Board at meetings of each Board held on March 4, 2010. In proposing the Reorganization, Strategic Advisers advised the Board of PAS Core Income Fund of Funds (the Acquired Fund) that the Reorganization would provide the fund's shareholders an opportunity to invest in a fund with expanded investment capabilities.

The Board of the Acquired Fund considered that the Reorganization may benefit shareholders by resulting in a combined fund that has the ability to hire sub-advisers, including institutional investment managers, and has access to investment styles that currently may not be available to the Acquired Fund through underlying mutual funds.

In recommending the Reorganization, Strategic Advisers advised each Board that when the Acquired Fund originally launched, Strategic Advisers agreed to pay the fund's direct expenses pursuant to the fund's all-inclusive management fee and the waiver and expense reimbursement contracts because Strategic Advisers originally did not intend for the fund to comprise a large portion of PAS program assets. As the Acquired Fund and the other PAS Funds of Funds have become a source of consistent and efficient diversification within the PAS program, Strategic Advisers has expanded its use of the funds and believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

Strategic Advisers also advised each Board that the Reorganization has the potential to decrease the Acquired Fund's expenses, in the long term, as the allocation to sub-advisers increases and through potential breakpoints in the sub-advisers' pricing. Strategic Advisers further advised each Board that it may allocate a portion of the Acquiring Fund's assets to sub-advisers soon after the reorganization.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Strategic Advisers Core Income Fund is a fund of Fidelity Rutland Square Trust II (Rutland II). The Trustees of Rutland II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Strategic Advisers Core Income Fund represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Advisers Core Income Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Strategic Advisers Core Income Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Strategic Advisers Core Income Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Rutland II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Strategic Advisers Core Income Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of Strategic Advisers Core Income Fund's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of PAS Core Income Fund of Funds' assets for Strategic Advisers Core Income Fund's shares and the assumption of the liabilities of PAS Core Income Fund of Funds by Strategic Advisers Core Income Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. As a condition to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to PAS Core Income Fund of Funds and Strategic Advisers Core Income Fund, substantially to the effect that:

(i) The acquisition by Strategic Advisers Core Income Fund of all of the assets of PAS Core Income Fund of Funds in exchange solely for Strategic Advisers Core Income Fund shares and the assumption by Strategic Advisers Core Income Fund of all liabilities of PAS Core Income Fund of Funds followed by the distribution of Strategic Advisers Core Income Fund shares to the PAS Core Income Fund of Funds shareholders in exchange for their PAS Core Income Fund of Funds shares in complete liquidation and termination of PAS Core Income Fund of Funds will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

(ii) PAS Core Income Fund of Funds will recognize no gain or loss upon the transfer of all of its assets to Strategic Advisers Core Income Fund in exchange solely for Strategic Advisers Core Income Fund shares and the assumption by Strategic Advisers Core Income Fund of all liabilities of PAS Core Income Fund of Funds;

(iii) PAS Core Income Fund of Funds will recognize no gain or loss upon the distribution to its shareholders of the Strategic Advisers Core Income Fund shares received by PAS Core Income Fund of Funds in the Reorganization;

(iv) Strategic Advisers Core Income Fund will recognize no gain or loss upon the receipt of the assets of PAS Core Income Fund of Funds in exchange solely for Strategic Advisers Core Income Fund shares and the assumption of all liabilities of PAS Core Income Fund of Funds;

(v) The adjusted basis to Strategic Advisers Core Income Fund of the assets of PAS Core Income Fund of Funds received by Strategic Advisers Core Income Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of PAS Core Income Fund of Funds immediately before the exchange;

(vi) Strategic Advisers Core Income Fund's holding periods with respect to the assets of PAS Core Income Fund of Funds that Strategic Advisers Core Income Fund acquires in the Reorganization will include the respective periods for which those assets were held by PAS Core Income Fund of Funds (except where investment activities of Strategic Advisers Core Income Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The PAS Core Income Fund of Funds shareholders will recognize no gain or loss upon receiving Strategic Advisers Core Income Fund shares in exchange solely for PAS Core Income Fund of Funds shares;

(viii) The aggregate basis of the Strategic Advisers Core Income Fund shares received by a PAS Core Income Fund of Funds shareholder in the Reorganization will be the same as the aggregate basis of the PAS Core Income Fund of Funds shares surrendered by the PAS Core Income Fund of Funds shareholder in exchange therefor;

(ix) A PAS Core Income Fund of Funds shareholder's holding period for the Strategic Advisers Core Income Fund shares received by the PAS Core Income Fund of Funds shareholder in the Reorganization will include the holding period during which the PAS Core Income Fund of Funds shareholder held PAS Core Income Fund of Funds shares surrendered in exchange therefor, provided that the PAS Core Income Fund of Funds shareholder held such shares as a capital asset on the date of the Reorganization; and

(x) The Reorganization will not result in the termination of PAS Core Income Fund of Fund's taxable year, and PAS Core Income Fund of Funds' tax attributes enumerated in Section 381(c) of the Code will be taken into account by Strategic Advisers Core Income Fund as if there had been no Reorganization.

Shareholders of PAS Core Income Fund of Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

PAS Core Income Fund of Funds is a diversified fund of Fidelity Rutland Square Trust, an open-end management investment company organized as a Delaware statutory trust on June 26, 2003. Strategic Advisers Core Income Fund is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware statutory trust on March 8, 2006. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of PAS Core Income Fund of Funds under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of Strategic Advisers Core Income Fund Following the Reorganization

Strategic Advisers does not expect Strategic Advisers Core Income Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Strategic Advisers Core Income Fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Strategic Advisers Core Income Fund in their current capacities. Gregory Pappas, who is currently the portfolio manager of Strategic Advisers Core Income Fund and PAS Core Income Fund of Funds, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

Strategic Advisers Core Income Fund will be the accounting successor to PAS Core Income Fund of Funds after the Closing Date of the Reorganization. Accordingly, the pro forma capitalization of the combined fund will be identical to the capitalization of PAS Core Income Fund of Funds, shown in the following table as of February 28, 2010.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
PAS Core Income Fund of Funds	$ 2,647,193,911	$ 10.30	257,113,602

The table is for information purposes only. No assurance can be given as to how many Strategic Advisers Core Income Fund shares will be received by shareholders of PAS Core Income Fund of Funds on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Strategic Advisers Core Income Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Rutland Square Trust at a meeting held on March 4, 2010. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of PAS Core Income Fund of Funds and that the interests of existing shareholders of PAS Core Income Fund of Funds would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, PAS Core Income Fund of Funds will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust will consider other proposals for the reorganization of the fund.

The Board of Trustees of PAS Core Income Fund of Funds recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTION

PROPOSAL 2

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PAS INCOME OPPORTUNITIES FUND OF FUNDS AND STRATEGIC ADVISERS INCOME OPPORTUNITIES FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 2; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Advisers Income Opportunities Fund acquiring as of the Closing Date all of the assets of PAS Income Opportunities Fund of Funds solely in exchange for shares of Strategic Advisers Income Opportunities Fund and the assumption by Strategic Advisers Income Opportunities Fund of PAS Income Opportunities Fund of Funds' liabilities; and (b) the distribution of shares of Strategic Advisers Income Opportunities Fund to the shareholders of PAS Income Opportunities Fund of Funds as provided for in the Agreement.

The value of PAS Income Opportunities Fund of Funds' assets to be acquired by Strategic Advisers Income Opportunities Fund and the amount of its liabilities to be assumed by Strategic Advisers Income Opportunities Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in PAS Income Opportunities Fund of Funds' then-current Prospectus and Statement of Additional Information. The net asset value of a share of Strategic Advisers Income Opportunities Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Strategic Advisers Income Opportunities Fund will deliver to PAS Income Opportunities Fund of Funds, and PAS Income Opportunities Fund of Funds will distribute to its shareholders of record, shares of Strategic Advisers Income Opportunities Fund so that each PAS Income Opportunities Fund of Funds shareholder will receive the number of full and fractional shares of Strategic Advisers Income Opportunities Fund equal in value to the aggregate net asset value of shares of PAS Income Opportunities Fund of Funds held by such shareholder on the Closing Date; PAS Income Opportunities Fund of Funds will be liquidated as soon as practicable thereafter. Each PAS Income Opportunities Fund of Funds shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Strategic Advisers Income Opportunities Fund due that shareholder.

Accordingly, immediately after the Reorganization, each former PAS Income Opportunities Fund of Funds shareholder will own shares of Strategic Advisers Income Opportunities Fund equal in value to the aggregate net asset value of that shareholder's shares of PAS Income Opportunities Fund of Funds immediately prior to the Reorganization. The net asset value per share of Strategic Advisers Income Opportunities Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Strategic Advisers Income Opportunities Fund in a name other than that of the registered holder of the shares on the books of PAS Income Opportunities Fund of Funds as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of PAS Income Opportunities Fund of Funds is and will continue to be its responsibility up to and including the Closing Date and such later date on which PAS Income Opportunities Fund of Funds is liquidated.

For PAS Income Opportunities Fund of Funds, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of PAS Income Opportunities Fund of Funds are permissible investments for Strategic Advisers Income Opportunities Fund. Any transaction costs associated with portfolio adjustments to Strategic Advisers Income Opportunities Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Strategic Advisers Income Opportunities Fund that occur after the Closing Date will be borne by Strategic Advisers Income Opportunities Fund. The fund may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on PAS Income Opportunities Fund of Funds shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the fees and expenses and the relative expense ratios of the funds;

(3) the potential benefit of the Reorganization to shareholders of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization; and

(6) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund's Board at meetings of each Board held on March 4, 2010. In proposing the Reorganization, Strategic Advisers advised the Board of PAS Income Opportunities Fund of Funds (the Acquired Fund) that the Reorganization would provide the fund's shareholders an opportunity to invest in a fund with expanded investment capabilities.

The Board of the Acquired Fund considered that the Reorganization may benefit shareholders by resulting in a combined fund that has the ability to hire sub-advisers, including institutional investment managers, and has access to investment styles that currently may not be available to the Acquired Fund through underlying mutual funds.

In recommending the Reorganization, Strategic Advisers advised each Board that when the Acquired Fund originally launched, Strategic Advisers agreed to pay the fund's direct expenses pursuant to the fund's all-inclusive management fee and the waiver and expense reimbursement contracts because Strategic Advisers originally did not intend for the fund to comprise a large portion of PAS program assets. As the Acquired Fund and the other PAS Funds of Funds have become a source of consistent and efficient diversification within the PAS program, Strategic Advisers has expanded its use of the funds and believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

Strategic Advisers also advised each Board that the Reorganization has the potential to decrease the Acquired Fund's expenses, in the long term, as the allocation to sub-advisers increases and through potential breakpoints in the sub-advisers' pricing. Strategic Advisers further advised each Board that it may allocate a portion of the Acquiring Fund's assets to sub-advisers soon after the reorganization.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Strategic Advisers Income Opportunities Fund is a fund of Fidelity Rutland Square Trust II (Rutland II). The Trustees of Rutland II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Strategic Advisers Income Opportunities Fund represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Advisers Income Opportunities Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Strategic Advisers Income Opportunities Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Strategic Advisers Income Opportunities Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Rutland II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Strategic Advisers Income Opportunities Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of Strategic Advisers Income Opportunities Fund's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of PAS Income Opportunities Fund of Funds' assets for Strategic Advisers Income Opportunities Fund's shares and the assumption of the liabilities of PAS Income Opportunities Fund of Funds by Strategic Advisers Income Opportunities Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. As a condition to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to PAS Income Opportunities Fund of Funds and Strategic Advisers Income Opportunities Fund, substantially to the effect that:

(i) The acquisition by Strategic Advisers Income Opportunities Fund of all of the assets of PAS Income Opportunities Fund of Funds in exchange solely for Strategic Advisers Income Opportunities Fund shares and the assumption by Strategic Advisers Income Opportunities Fund of all liabilities of PAS Income Opportunities Fund of Funds followed by the distribution of Strategic Advisers Income Opportunities Fund shares to the PAS Income Opportunities Fund of Funds shareholders in exchange for their PAS Income Opportunities Fund of Funds shares in complete liquidation and termination of PAS Income Opportunities Fund of Funds will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

(ii) PAS Income Opportunities Fund of Funds will recognize no gain or loss upon the transfer of all of its assets to Strategic Advisers Income Opportunities Fund in exchange solely for Strategic Advisers Income Opportunities Fund shares and the assumption by Strategic Advisers Income Opportunities Fund of all liabilities of PAS Income Opportunities Fund of Funds;

(iii) PAS Income Opportunities Fund of Funds will recognize no gain or loss upon the distribution to its shareholders of the Strategic Advisers Income Opportunities Fund shares received by PAS Income Opportunities Fund of Funds in the Reorganization;

(iv) Strategic Advisers Income Opportunities Fund will recognize no gain or loss upon the receipt of the assets of PAS Income Opportunities Fund of Funds in exchange solely for Strategic Advisers Income Opportunities Fund shares and the assumption of all liabilities of PAS Income Opportunities Fund of Funds;

(v) The adjusted basis to Strategic Advisers Income Opportunities Fund of the assets of PAS Income Opportunities Fund of Funds received by Strategic Advisers Income Opportunities Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of PAS Income Opportunities Fund of Funds immediately before the exchange;

(vi) Strategic Advisers Income Opportunities Fund's holding periods with respect to the assets of PAS Income Opportunities Fund of Funds that Strategic Advisers Income Opportunities Fund acquires in the Reorganization will include the respective periods for which those assets were held by PAS Income Opportunities Fund of Funds (except where investment activities of Strategic Advisers Income Opportunities Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The PAS Income Opportunities Fund of Funds shareholders will recognize no gain or loss upon receiving Strategic Advisers Income Opportunities Fund shares in exchange solely for PAS Income Opportunities Fund of Funds shares;

(viii) The aggregate basis of the Strategic Advisers Income Opportunities Fund shares received by a PAS Income Opportunities Fund of Funds shareholder in the Reorganization will be the same as the aggregate basis of the PAS Income Opportunities Fund of Funds shares surrendered by the PAS Income Opportunities Fund of Funds shareholder in exchange therefor;

(ix) A PAS Income Opportunities Fund of Funds shareholder's holding period for the Strategic Advisers Income Opportunities Fund shares received by the PAS Income Opportunities Fund of Funds shareholder in the Reorganization will include the holding period during which the PAS Income Opportunities Fund of Funds shareholder held PAS Income Opportunities Fund of Funds shares surrendered in exchange therefor, provided that the PAS Income Opportunities Fund of Funds shareholder held such shares as a capital asset on the date of the Reorganization; and

(x) The Reorganization will not result in the termination of PAS Income Opportunities Fund of Fund's taxable year, and PAS Income Opportunities Fund of Funds' tax attributes enumerated in Section 381(c) of the Code will be taken into account by Strategic Advisers Income Opportunities Fund as if there had been no Reorganization.

Shareholders of PAS Income Opportunities Fund of Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

PAS Income Opportunities Fund of Funds is a diversified fund of Fidelity Rutland Square Trust, an open-end management investment company organized as a Delaware statutory trust on June 26, 2003. Strategic Advisers Income Opportunities Fund is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware statutory trust on March 8, 2006. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of PAS Income Opportunities Fund of Funds under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of Strategic Advisers Income Opportunities Fund Following the Reorganization

Strategic Advisers does not expect Strategic Advisers Income Opportunities Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Strategic Advisers Income Opportunities Fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Strategic Advisers Income Opportunities Fund in their current capacities. Gregory Pappas, who is currently the portfolio manager of Strategic Advisers Income Opportunities Fund and PAS Income Opportunities Fund of Funds, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

Strategic Advisers Income Opportunities Fund will be the accounting successor to PAS Income Opportunities Fund of Funds after the Closing Date of the Reorganization. Accordingly, the pro forma capitalization of the combined fund will be identical to the capitalization of PAS Income Opportunities Fund of Funds, shown in the following table as of February 28, 2010.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
PAS Income Opportunities Fund of Funds	$ 768,752,739	$ 9.19	83,607,524

The table is for information purposes only. No assurance can be given as to how many Strategic Advisers Income Opportunities Fund shares will be received by shareholders of PAS Income Opportunities Fund of Funds on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Strategic Advisers Income Opportunities Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Rutland Square Trust at a meeting held on March 4, 2010. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of PAS Income Opportunities Fund of Funds and that the interests of existing shareholders of PAS Income Opportunities Fund of Funds would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, PAS Income Opportunities Fund of Funds will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust will consider other proposals for the reorganization of the fund.

The Board of Trustees of PAS Income Opportunities Fund of Funds recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTION

PROPOSAL 3

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PAS INTERNATIONAL FIDELITY FUND OF FUNDS AND STRATEGIC ADVISERS INTERNATIONAL II FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 3; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Advisers International II Fund acquiring as of the Closing Date all of the assets of PAS International Fidelity Fund of Funds solely in exchange for shares of Strategic Advisers International II Fund and the assumption by Strategic Advisers International II Fund of PAS International Fidelity Fund of Funds' liabilities; and (b) the distribution of shares of Strategic Advisers International II Fund to the shareholders of PAS International Fidelity Fund of Funds as provided for in the Agreement.

The value of PAS International Fidelity Fund of Funds' assets to be acquired by Strategic Advisers International II Fund and the amount of its liabilities to be assumed by Strategic Advisers International II Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in PAS International Fidelity Fund of Funds' then-current Prospectus and Statement of Additional Information. The net asset value of a share of Strategic Advisers International II Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Strategic Advisers International II Fund will deliver to PAS International Fidelity Fund of Funds, and PAS International Fidelity Fund of Funds will distribute to its shareholders of record, shares of Strategic Advisers International II Fund so that each PAS International Fidelity Fund of Funds shareholder will receive the number of full and fractional shares of Strategic Advisers International II Fund equal in value to the aggregate net asset value of shares of PAS International Fidelity Fund of Funds held by such shareholder on the Closing Date; PAS International Fidelity Fund of Funds will be liquidated as soon as practicable thereafter. Each PAS International Fidelity Fund of Funds shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Strategic Advisers International II Fund due that shareholder.

Accordingly, immediately after the Reorganization, each former PAS International Fidelity Fund of Funds shareholder will own shares of Strategic Advisers International II Fund equal in value to the aggregate net asset value of that shareholder's shares of PAS International Fidelity Fund of Funds immediately prior to the Reorganization. The net asset value per share of Strategic Advisers International II Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Strategic Advisers International II Fund in a name other than that of the registered holder of the shares on the books of PAS International Fidelity Fund of Funds as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of PAS International Fidelity Fund of Funds is and will continue to be its responsibility up to and including the Closing Date and such later date on which PAS International Fidelity Fund of Funds is liquidated.

For PAS International Fidelity Fund of Funds, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of PAS International Fidelity Fund of Funds are permissible investments for Strategic Advisers International II Fund. Any transaction costs associated with portfolio adjustments to Strategic Advisers International II Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Strategic Advisers International II Fund that occur after the Closing Date will be borne by Strategic Advisers International II Fund. The fund may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on PAS International Fidelity Fund of Funds shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the fees and expenses and the relative expense ratios of the funds;

(3) the potential benefit of the Reorganization to shareholders of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization; and

(6) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund's Board at meetings of each Board held on March 4, 2010. In proposing the Reorganization, Strategic Advisers advised the Board of PAS International Fidelity Fund of Funds (the Acquired Fund) that the Reorganization would provide the fund's shareholders with an opportunity to invest in a fund with expanded investment capabilities.

The Board of the Acquired Fund considered that the Reorganization may benefit shareholders by resulting in a combined fund that has the ability to hire sub-advisers, including institutional investment managers, and has access to investment styles that may currently not be available to the Acquired Fund through underlying mutual funds.

In recommending the Reorganization, Strategic Advisers advised each Board that when the Acquired Fund originally launched, Strategic Advisers agreed to pay the fund's direct expenses pursuant to the fund's all-inclusive management fee and the waiver and expense reimbursement contracts because Strategic Advisers originally did not intend for the fund to comprise a large portion of PAS program assets. As the Acquired Fund and the other PAS Funds of Funds have become a source of consistent and efficient diversification within the PAS program, Strategic Advisers has expanded its use of the funds and believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

Strategic Advisers also advised each Board that the Reorganization has the potential to decrease the Acquired Fund's expenses, in the long term, as the allocation to sub-advisers increases and through potential breakpoints in the sub-advisers' pricing. Strategic Advisers further advised each Board that it may allocate a portion of the Acquiring Fund's assets to sub-advisers soon after the reorganization.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Strategic Advisers International II Fund is a fund of Fidelity Rutland Square Trust II (Rutland II). The Trustees of Rutland II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Strategic Advisers International II Fund represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Advisers International II Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Strategic Advisers International II Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Strategic Advisers International II Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Rutland II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Strategic Advisers International II Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of Strategic Advisers International II Fund's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of PAS International Fidelity Fund of Funds' assets for Strategic Advisers International II Fund's shares and the assumption of the liabilities of PAS International Fidelity Fund of Funds by Strategic Advisers International II Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. As a condition to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to PAS International Fidelity Fund of Funds and Strategic Advisers International II Fund, substantially to the effect that:

(i) The acquisition by Strategic Advisers International II Fund of all of the assets of PAS International Fidelity Fund of Funds in exchange solely for Strategic Advisers International II Fund shares and the assumption by Strategic Advisers International II Fund of all liabilities of PAS International Fidelity Fund of Funds followed by the distribution of Strategic Advisers International II Fund shares to the PAS International Fidelity Fund of Funds shareholders in exchange for their PAS International Fidelity Fund of Funds shares in complete liquidation and termination of PAS International Fidelity Fund of Funds will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

(ii) PAS International Fidelity Fund of Funds will recognize no gain or loss upon the transfer of all of its assets to Strategic Advisers International II Fund in exchange solely for Strategic Advisers International II Fund shares and the assumption by Strategic Advisers International II Fund of all liabilities of PAS International Fidelity Fund of Funds;

(iii) PAS International Fidelity Fund of Funds will recognize no gain or loss upon the distribution to its shareholders of the Strategic Advisers International II Fund shares received by PAS International Fidelity Fund of Funds in the Reorganization;

(iv) Strategic Advisers International II Fund will recognize no gain or loss upon the receipt of the assets of PAS International Fidelity Fund of Funds in exchange solely for Strategic Advisers International II Fund shares and the assumption of all liabilities of PAS International Fidelity Fund of Funds;

(v) The adjusted basis to Strategic Advisers International II Fund of the assets of PAS International Fidelity Fund of Funds received by Strategic Advisers International II Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of PAS International Fidelity Fund of Funds immediately before the exchange;

(vi) Strategic Advisers International II Fund's holding periods with respect to the assets of PAS International Fidelity Fund of Funds that Strategic Advisers International II Fund acquires in the Reorganization will include the respective periods for which those assets were held by PAS International Fidelity Fund of Funds (except where investment activities of Strategic Advisers International II Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The PAS International Fidelity Fund of Funds shareholders will recognize no gain or loss upon receiving Strategic Advisers International II Fund shares in exchange solely for PAS International Fidelity Fund of Funds shares;

(viii) The aggregate basis of the Strategic Advisers International II Fund shares received by a PAS International Fidelity Fund of Funds shareholder in the Reorganization will be the same as the aggregate basis of the PAS International Fidelity Fund of Funds shares surrendered by the PAS International Fidelity Fund of Funds shareholder in exchange therefor;

(ix) A PAS International Fidelity Fund of Funds shareholder's holding period for the Strategic Advisers International II Fund shares received by the PAS International Fidelity Fund of Funds shareholder in the Reorganization will include the holding period during which the PAS International Fidelity Fund of Funds shareholder held PAS International Fidelity Fund of Funds shares surrendered in exchange therefor, provided that the PAS International Fidelity Fund of Funds shareholder held such shares as a capital asset on the date of the Reorganization; and

(x) The Reorganization will not result in the termination of PAS International Fidelity Fund of Fund's taxable year, and PAS International Fidelity Fund of Funds' tax attributes enumerated in Section 381(c) of the Code will be taken into account by Strategic Advisers International II Fund as if there had been no Reorganization.

Shareholders of PAS International Fidelity Fund of Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

PAS International Fidelity Fund of Funds is a diversified fund of Fidelity Rutland Square Trust, an open-end management investment company organized as a Delaware statutory trust on June 26, 2003. Strategic Advisers International II Fund is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware statutory trust on March 8, 2006. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of PAS International Fidelity Fund of Funds under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of Strategic Advisers International II Fund Following the Reorganization

Strategic Advisers does not expect Strategic Advisers International II Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Strategic Advisers International II Fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Strategic Advisers International II Fund in their current capacities. Wilfred Chilangwa, who is currently the portfolio manager of Strategic Advisers International II Fund and PAS International Fidelity Fund of Funds, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

Strategic Advisers International II Fund will be the accounting successor to PAS International Fidelity Fund of Funds after the Closing Date of the Reorganization. Accordingly, the pro forma capitalization of the combined fund will be identical to the capitalization of PAS International Fidelity Fund of Funds, shown in the following table as of February 28, 2010.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
PAS International Fidelity Fund of Funds	$ 757,540,331	$ 6.79	111,632,495

The table is for information purposes only. No assurance can be given as to how many Strategic Advisers International II Fund shares will be received by shareholders of PAS International Fidelity Fund of Funds on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Strategic Advisers International II Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Rutland Square Trust at a meeting held on March 4, 2010. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of PAS International Fidelity Fund of Funds and that the interests of existing shareholders of PAS International Fidelity Fund of Funds would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, PAS International Fidelity Fund of Funds will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust will consider other proposals for the reorganization of the fund.

The Board of Trustees of PAS International Fidelity Fund of Funds recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTION

PROPOSAL 4

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PAS INTERNATIONAL FUND OF FUNDS AND STRATEGIC ADVISERS INTERNATIONAL FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 4; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Advisers International Fund acquiring as of the Closing Date all of the assets of PAS International Fund of Funds solely in exchange for shares of Strategic Advisers International Fund and the assumption by Strategic Advisers International Fund of PAS International Fund of Funds' liabilities; and (b) the distribution of shares of Strategic Advisers International Fund to the shareholders of PAS International Fund of Funds as provided for in the Agreement.

The value of PAS International Fund of Funds' assets to be acquired by Strategic Advisers International Fund and the amount of its liabilities to be assumed by Strategic Advisers International Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in PAS International Fund of Funds' then-current Prospectus and Statement of Additional Information. The net asset value of a share of Strategic Advisers International Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Strategic Advisers International Fund will deliver to PAS International Fund of Funds, and PAS International Fund of Funds will distribute to its shareholders of record, shares of Strategic Advisers International Fund so that each PAS International Fund of Funds shareholder will receive the number of full and fractional shares of Strategic Advisers International Fund equal in value to the aggregate net asset value of shares of PAS International Fund of Funds held by such shareholder on the Closing Date; PAS International Fund of Funds will be liquidated as soon as practicable thereafter. Each PAS International Fund of Funds shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Strategic Advisers International Fund due that shareholder.

Accordingly, immediately after the Reorganization, each former PAS International Fund of Funds shareholder will own shares of Strategic Advisers International Fund equal in value to the aggregate net asset value of that shareholder's shares of PAS International Fund of Funds immediately prior to the Reorganization. The net asset value per share of Strategic Advisers International Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Strategic Advisers International Fund in a name other than that of the registered holder of the shares on the books of PAS International Fund of Funds as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of PAS International Fund of Funds is and will continue to be its responsibility up to and including the Closing Date and such later date on which PAS International Fund of Funds is liquidated.

For PAS International Fund of Funds, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of PAS International Fund of Funds are permissible investments for Strategic Advisers International Fund. Any transaction costs associated with portfolio adjustments to Strategic Advisers International Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Strategic Advisers International Fund that occur after the Closing Date will be borne by Strategic Advisers International Fund. The fund may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on PAS International Fund of Funds shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the fees and expenses and the relative expense ratios of the funds;

(3) the potential benefit of the Reorganization to shareholders of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization; and

(6) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund's Board at meetings of each Board held on March 4, 2010. In proposing the Reorganization, Strategic Advisers advised the Board of PAS International Fund of Funds (the Acquired Fund) that the Reorganization would provide the fund's shareholders an opportunity to invest in a fund with expanded investment capabilities.

The Board of the Acquired Fund considered that the Reorganization may benefit shareholders by resulting in a combined fund that has the ability to hire sub-advisers, including institutional investment managers, and has access to investment styles that may currently not currently be available to the Acquired Fund through underlying mutual funds.

In recommending the Reorganization, Strategic Advisers advised each Board that when the Acquired Fund originally launched, Strategic Advisers agreed to pay the fund's direct expenses pursuant to the fund's all-inclusive management fee and the waiver and expense reimbursement contracts because Strategic Advisers originally did not intend for the fund to comprise a large portion of PAS program assets. As the Acquired Fund and the other PAS Funds of Funds have become a source of consistent and efficient diversification within the PAS program, Strategic Advisers has expanded its use of the funds and believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

Strategic Advisers also advised each Board that the Reorganization has the potential to decrease the Acquired Fund's expenses, in the long term, as the allocation to sub-advisers increases and through potential breakpoints in the sub-advisers' pricing. Strategic Advisers further advised each Board that it may allocate a portion of the Acquiring Fund's assets to sub-advisers soon after the reorganization.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Strategic Advisers International Fund is a fund of Fidelity Rutland Square Trust II (Rutland II). The Trustees of Rutland II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Strategic Advisers International Fund represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Advisers International Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Strategic Advisers International Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Strategic Advisers International Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Rutland II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Strategic Advisers International Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of Strategic Advisers International Fund's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of PAS International Fund of Funds' assets for Strategic Advisers International Fund's shares and the assumption of the liabilities of PAS International Fund of Funds by Strategic Advisers International Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. As a condition to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to PAS International Fund of Funds and Strategic Advisers International Fund, substantially to the effect that:

(i) The acquisition by Strategic Advisers International Fund of all of the assets of PAS International Fund of Funds in exchange solely for Strategic Advisers International Fund shares and the assumption by Strategic Advisers International Fund of all liabilities of PAS International Fund of Funds followed by the distribution of Strategic Advisers International Fund shares to the PAS International Fund of Funds shareholders in exchange for their PAS International Fund of Funds shares in complete liquidation and termination of PAS International Fund of Funds will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

(ii) PAS International Fund of Funds will recognize no gain or loss upon the transfer of all of its assets to Strategic Advisers International Fund in exchange solely for Strategic Advisers International Fund shares and the assumption by Strategic Advisers International Fund of all liabilities of PAS International Fund of Funds;

(iii) PAS International Fund of Funds will recognize no gain or loss upon the distribution to its shareholders of the Strategic Advisers International Fund shares received by PAS International Fund of Funds in the Reorganization;

(iv) Strategic Advisers International Fund will recognize no gain or loss upon the receipt of the assets of PAS International Fund of Funds in exchange solely for Strategic Advisers International Fund shares and the assumption of all liabilities of PAS International Fund of Funds;

(v) The adjusted basis to Strategic Advisers International Fund of the assets of PAS International Fund of Funds received by Strategic Advisers International Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of PAS International Fund of Funds immediately before the exchange;

(vi) Strategic Advisers International Fund's holding periods with respect to the assets of PAS International Fund of Funds that Strategic Advisers International Fund acquires in the Reorganization will include the respective periods for which those assets were held by PAS International Fund of Funds (except where investment activities of Strategic Advisers International Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The PAS International Fund of Funds shareholders will recognize no gain or loss upon receiving Strategic Advisers International Fund shares in exchange solely for PAS International Fund of Funds shares;

(viii) The aggregate basis of the Strategic Advisers International Fund shares received by a PAS International Fund of Funds shareholder in the Reorganization will be the same as the aggregate basis of the PAS International Fund of Funds shares surrendered by the PAS International Fund of Funds shareholder in exchange therefor;

(ix) A PAS International Fund of Funds shareholder's holding period for the Strategic Advisers International Fund shares received by the PAS International Fund of Funds shareholder in the Reorganization will include the holding period during which the PAS International Fund of Funds shareholder held PAS International Fund of Funds shares surrendered in exchange therefor, provided that the PAS International Fund of Funds shareholder held such shares as a capital asset on the date of the Reorganization; and

(x) The Reorganization will not result in the termination of PAS International Fund of Fund's taxable year, and PAS International Fund of Funds' tax attributes enumerated in Section 381(c) of the Code will be taken into account by Strategic Advisers International Fund as if there had been no Reorganization.

Shareholders of PAS International Fund of Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

PAS International Fund of Funds is a diversified fund of Fidelity Rutland Square Trust, an open-end management investment company organized as a Delaware statutory trust on June 26, 2003. Strategic Advisers International Fund is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware statutory trust on March 8, 2006. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of PAS International Fund of Funds under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of Strategic Advisers International Fund Following the Reorganization

Strategic Advisers does not expect Strategic Advisers International Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Strategic Advisers International Fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Strategic Advisers International Fund in their current capacities. Wilfred Chilangwa, who is currently the portfolio manager of Strategic Advisers International Fund and PAS International Fund of Funds, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

Strategic Advisers International Fund will be the accounting successor to PAS International Fund of Funds after the Closing Date of the Reorganization. Accordingly, the pro forma capitalization of the combined fund will be identical to the capitalization of PAS International Fund of Funds, shown in the following table as of February 28, 2010.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
PAS International Fund of Funds	$ 4,333,999,206	$ 7.84	553,025,752

The table is for information purposes only. No assurance can be given as to how many Strategic Advisers International Fund shares will be received by shareholders of PAS International Fund of Funds on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Strategic Advisers International Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Rutland Square Trust at a meeting held on March 4, 2010. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of PAS International Fund of Funds and that the interests of existing shareholders of PAS International Fund of Funds would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, PAS International Fund of Funds will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust will consider other proposals for the reorganization of the fund.

The Board of Trustees of PAS International Fund of Funds recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTION

PROPOSAL 5

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PAS SMALL-MID CAP FUND OF FUNDS AND STRATEGIC ADVISERS SMALL-MID CAP FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 5; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Advisers Small-Mid Cap Fund acquiring as of the Closing Date all of the assets of PAS Small-Mid Cap Fund of Funds solely in exchange for shares of Strategic Advisers Small-Mid Cap Fund and the assumption by Strategic Advisers Small-Mid Cap Fund of PAS Small-Mid Cap Fund of Funds' liabilities; and (b) the distribution of shares of Strategic Advisers Small-Mid Cap Fund to the shareholders of PAS Small-Mid Cap Fund of Funds as provided for in the Agreement.

The value of PAS Small-Mid Cap Fund of Funds' assets to be acquired by Strategic Advisers Small-Mid Cap Fund and the amount of its liabilities to be assumed by Strategic Advisers Small-Mid Cap Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in PAS Small-Mid Cap Fund of Funds' then-current Prospectus and Statement of Additional Information. The net asset value of a share of Strategic Advisers Small-Mid Cap Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Strategic Advisers Small-Mid Cap Fund will deliver to PAS Small-Mid Cap Fund of Funds, and PAS Small-Mid Cap Fund of Funds will distribute to its shareholders of record, shares of Strategic Advisers Small-Mid Cap Fund so that each PAS Small-Mid Cap Fund of Funds shareholder will receive the number of full and fractional shares of Strategic Advisers Small-Mid Cap Fund equal in value to the aggregate net asset value of shares of PAS Small-Mid Cap Fund of Funds held by such shareholder on the Closing Date; PAS Small-Mid Cap Fund of Funds will be liquidated as soon as practicable thereafter. Each PAS Small-Mid Cap Fund of Funds shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Strategic Advisers Small-Mid Cap Fund due that shareholder.

Accordingly, immediately after the Reorganization, each former PAS Small-Mid Cap Fund of Funds shareholder will own shares of Strategic Advisers Small-Mid Cap Fund equal in value to the aggregate net asset value of that shareholder's shares of PAS Small-Mid Cap Fund of Funds immediately prior to the Reorganization. The net asset value per share of Strategic Advisers Small-Mid Cap Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Strategic Advisers Small-Mid Cap Fund in a name other than that of the registered holder of the shares on the books of PAS Small-Mid Cap Fund of Funds as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of PAS Small-Mid Cap Fund of Funds is and will continue to be its responsibility up to and including the Closing Date and such later date on which PAS Small-Mid Cap Fund of Funds is liquidated.

For PAS Small-Mid Cap Fund of Funds, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of PAS Small-Mid Cap Fund of Funds are permissible investments for Strategic Advisers Small-Mid Cap Fund. Any transaction costs associated with portfolio adjustments to Strategic Advisers Small-Mid Cap Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Strategic Advisers Small-Mid Cap Fund that occur after the Closing Date will be borne by Strategic Advisers Small-Mid Cap Fund. The fund may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on PAS Small-Mid Cap Fund of Funds shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the fees and expenses and the relative expense ratios of the funds;

(3) the potential benefit of the Reorganization to shareholders of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization; and

(6) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund's Board at meetings of each Board held on March 4, 2010. In proposing the Reorganization, Strategic Advisers advised the Board of PAS Small-Mid Cap Fund of Funds (the Acquired Fund) that the Reorganization would provide the fund's shareholders an opportunity to invest in a fund with expanded investment capabilities.

The Board of the Acquired Fund considered that the Reorganization may benefit shareholders by resulting in a combined fund that has the ability to hire sub-advisers, including institutional investment managers, and has access to investment styles that currently may not be available to the Acquired Fund through underlying mutual funds.

In recommending the Reorganization, Strategic Advisers advised each Board that when the Acquired Fund originally launched, Strategic Advisers agreed to pay the fund's direct expenses pursuant to the fund's all-inclusive management fee and the waiver and expense reimbursement contracts because Strategic Advisers originally did not intend for the fund to comprise a large portion of PAS program assets. As the Acquired Fund and the other PAS Funds of Funds have become a source of consistent and efficient diversification within the PAS program, Strategic Advisers has expanded its use of the funds and believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

Strategic Advisers also advised each Board that the Reorganization has the potential to decrease the Acquired Fund's expenses, in the long term, as the allocation to sub-advisers increases and through potential breakpoints in the sub-advisers' pricing. Strategic Advisers further advised each Board that it may allocate a portion of the Acquiring Fund's assets to sub-advisers soon after the reorganization.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Strategic Advisers Small-Mid Cap Fund is a fund of Fidelity Rutland Square Trust II (Rutland II). The Trustees of Rutland II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Strategic Advisers Small-Mid Cap Fund represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Advisers Small-Mid Cap Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Strategic Advisers Small-Mid Cap Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Strategic Advisers Small-Mid Cap Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Rutland II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Strategic Advisers Small-Mid Cap Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of Strategic Advisers Small-Mid Cap Fund's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of PAS Small-Mid Cap Fund of Funds' assets for Strategic Advisers Small-Mid Cap Fund's shares and the assumption of the liabilities of PAS Small-Mid Cap Fund of Funds by Strategic Advisers Small-Mid Cap Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. As a condition to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to PAS Small-Mid Cap Fund of Funds and Strategic Advisers Small-Mid Cap Fund, substantially to the effect that:

(i) The acquisition by Strategic Advisers Small-Mid Cap Fund of all of the assets of PAS Small-Mid Cap Fund of Funds in exchange solely for Strategic Advisers Small-Mid Cap Fund shares and the assumption by Strategic Advisers Small-Mid Cap Fund of all liabilities of PAS Small-Mid Cap Fund of Funds followed by the distribution of Strategic Advisers Small-Mid Cap Fund shares to the PAS Small-Mid Cap Fund of Funds shareholders in exchange for their PAS Small-Mid Cap Fund of Funds shares in complete liquidation and termination of PAS Small-Mid Cap Fund of Funds will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

(ii) PAS Small-Mid Cap Fund of Funds will recognize no gain or loss upon the transfer of all of its assets to Strategic Advisers Small-Mid Cap Fund in exchange solely for Strategic Advisers Small-Mid Cap Fund shares and the assumption by Strategic Advisers Small-Mid Cap Fund of all liabilities of PAS Small-Mid Cap Fund of Funds;

(iii) PAS Small-Mid Cap Fund of Funds will recognize no gain or loss upon the distribution to its shareholders of the Strategic Advisers Small-Mid Cap Fund shares received by PAS Small-Mid Cap Fund of Funds in the Reorganization;

(iv) Strategic Advisers Small-Mid Cap Fund will recognize no gain or loss upon the receipt of the assets of PAS Small-Mid Cap Fund of Funds in exchange solely for Strategic Advisers Small-Mid Cap Fund shares and the assumption of all liabilities of PAS Small-Mid Cap Fund of Funds;

(v) The adjusted basis to Strategic Advisers Small-Mid Cap Fund of the assets of PAS Small-Mid Cap Fund of Funds received by Strategic Advisers Small-Mid Cap Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of PAS Small-Mid Cap Fund of Funds immediately before the exchange;

(vi) Strategic Advisers Small-Mid Cap Fund's holding periods with respect to the assets of PAS Small-Mid Cap Fund of Funds that Strategic Advisers Small-Mid Cap Fund acquires in the Reorganization will include the respective periods for which those assets were held by PAS Small-Mid Cap Fund of Funds (except where investment activities of Strategic Advisers Small-Mid Cap Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The PAS Small-Mid Cap Fund of Funds shareholders will recognize no gain or loss upon receiving Strategic Advisers Small-Mid Cap Fund shares in exchange solely for PAS Small-Mid Cap Fund of Funds shares;

(viii) The aggregate basis of the Strategic Advisers Small-Mid Cap Fund shares received by a PAS Small-Mid Cap Fund of Funds shareholder in the Reorganization will be the same as the aggregate basis of the PAS Small-Mid Cap Fund of Funds shares surrendered by the PAS Small-Mid Cap Fund of Funds shareholder in exchange therefor;

(ix) A PAS Small-Mid Cap Fund of Funds shareholder's holding period for the Strategic Advisers Small-Mid Cap Fund shares received by the PAS Small-Mid Cap Fund of Funds shareholder in the Reorganization will include the holding period during which the PAS Small-Mid Cap Fund of Funds shareholder held PAS Small-Mid Cap Fund of Funds shares surrendered in exchange therefor, provided that the PAS Small-Mid Cap Fund of Funds shareholder held such shares as a capital asset on the date of the Reorganization; and

(x) The Reorganization will not result in the termination of PAS Small-Mid Cap Fund of Fund's taxable year, and PAS Small-Mid Cap Fund of Funds' tax attributes enumerated in Section 381(c) of the Code will be taken into account by Strategic Advisers Small-Mid Cap Fund as if there had been no Reorganization.

Shareholders of PAS Small-Mid Cap Fund of Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

PAS Small-Mid Cap Fund of Funds is a diversified fund of Fidelity Rutland Square Trust, an open-end management investment company organized as a Delaware statutory trust on June 26, 2003. Strategic Advisers Small-Mid Cap Fund is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware statutory trust on March 8, 2006. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of PAS Small-Mid Cap Fund of Funds under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of Strategic Advisers Small-Mid Cap Fund Following the Reorganization

Strategic Advisers does not expect Strategic Advisers Small-Mid Cap Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Strategic Advisers Small-Mid Cap Fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Strategic Advisers Small-Mid Cap Fund in their current capacities. Catherine Pena, who is currently the portfolio manager of Strategic Advisers Small-Mid Cap Fund and PAS Small-Mid Cap Fund of Funds, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

Strategic Advisers Small-Mid Cap Fund will be the accounting successor to PAS Small-Mid Cap Fund of Funds after the Closing Date of the Reorganization. Accordingly, the pro forma capitalization of the combined fund will be identical to the capitalization of PAS Small-Mid Cap Fund of Funds, shown in the following table as of February 28, 2010.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
PAS Small-Mid Cap Fund of Funds	$ 1,318,240,565	$ 9.22	143,042,239

The table is for information purposes only. No assurance can be given as to how many Strategic Advisers Small-Mid Cap Fund shares will be received by shareholders of PAS Small-Mid Cap Fund of Funds on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Strategic Advisers Small-Mid Cap Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Rutland Square Trust at a meeting held on March 4, 2010. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of PAS Small-Mid Cap Fund of Funds and that the interests of existing shareholders of PAS Small-Mid Cap Fund of Funds would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, PAS Small-Mid Cap Fund of Funds will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust will consider other proposals for the reorganization of the fund.

The Board of Trustees of PAS Small-Mid Cap Fund of Funds recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTION

PROPOSAL 6

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PAS U.S. OPPORTUNITY FIDELITY FUND OF FUNDS AND STRATEGIC ADVISERS U.S. OPPORTUNITY II FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 6; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Advisers U.S. Opportunity II Fund acquiring as of the Closing Date all of the assets of PAS U.S. Opportunity Fidelity Fund of Funds solely in exchange for shares of Strategic Advisers U.S. Opportunity II Fund and the assumption by Strategic Advisers U.S. Opportunity II Fund of PAS U.S. Opportunity Fidelity Fund of Funds' liabilities; and (b) the distribution of shares of Strategic Advisers U.S. Opportunity II Fund to the shareholders of PAS U.S. Opportunity Fidelity Fund of Funds as provided for in the Agreement.

The value of PAS U.S. Opportunity Fidelity Fund of Funds' assets to be acquired by Strategic Advisers U.S. Opportunity II Fund and the amount of its liabilities to be assumed by Strategic Advisers U.S. Opportunity II Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in PAS U.S. Opportunity Fidelity Fund of Funds' then-current Prospectus and Statement of Additional Information. The net asset value of a share of Strategic Advisers U.S. Opportunity II Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Strategic Advisers U.S. Opportunity II Fund will deliver to PAS U.S. Opportunity Fidelity Fund of Funds, and PAS U.S. Opportunity Fidelity Fund of Funds will distribute to its shareholders of record, shares of Strategic Advisers U.S. Opportunity II Fund so that each PAS U.S. Opportunity Fidelity Fund of Funds shareholder will receive the number of full and fractional shares of Strategic Advisers U.S. Opportunity II Fund equal in value to the aggregate net asset value of shares of PAS U.S. Opportunity Fidelity Fund of Funds held by such shareholder on the Closing Date; PAS U.S. Opportunity Fidelity Fund of Funds will be liquidated as soon as practicable thereafter. Each PAS U.S. Opportunity Fidelity Fund of Funds shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Strategic Advisers U.S. Opportunity II Fund due that shareholder.

Accordingly, immediately after the Reorganization, each former PAS U.S. Opportunity Fidelity Fund of Funds shareholder will own shares of Strategic Advisers U.S. Opportunity II Fund equal in value to the aggregate net asset value of that shareholder's shares of PAS U.S. Opportunity Fidelity Fund of Funds immediately prior to the Reorganization. The net asset value per share of Strategic Advisers U.S. Opportunity II Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Strategic Advisers U.S. Opportunity II Fund in a name other than that of the registered holder of the shares on the books of PAS U.S. Opportunity Fidelity Fund of Funds as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of PAS U.S. Opportunity Fidelity Fund of Funds is and will continue to be its responsibility up to and including the Closing Date and such later date on which PAS U.S. Opportunity Fidelity Fund of Funds is liquidated.

For PAS U.S. Opportunity Fidelity Fund of Funds, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of PAS U.S. Opportunity Fidelity Fund of Funds are permissible investments for Strategic Advisers U.S. Opportunity II Fund. Any transaction costs associated with portfolio adjustments to Strategic Advisers U.S. Opportunity II Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Strategic Advisers U.S. Opportunity II Fund that occur after the Closing Date will be borne by Strategic Advisers U.S. Opportunity II Fund. The fund may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on PAS U.S. Opportunity Fidelity Fund of Funds shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the fees and expenses and the relative expense ratios of the funds;

(3) the potential benefit of the Reorganization to shareholders of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization; and

(6) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund's Board at meetings of each Board held on March 4, 2010. In proposing the Reorganization, Strategic Advisers advised the Board of PAS U.S. Opportunity Fidelity Fund of Funds (the Acquired Fund) that the Reorganization would provide the fund's shareholders with an opportunity to invest in a fund with expanded investment capabilities.

The Board of the Acquired Fund considered that the Reorganization may benefit shareholders by resulting in a combined fund that has the ability to hire sub-advisers, including institutional investment managers, and has access to investment styles that currently may not be available to the Acquired Fund through underlying mutual funds.

In recommending the Reorganization, Strategic Advisers advised each Board that when the Acquired Fund originally launched, Strategic Advisers agreed to pay the fund's direct expenses pursuant to the fund's all-inclusive management fee and the waiver and expense reimbursement contracts because Strategic Advisers originally did not intend for the fund to comprise a large portion of PAS program assets. As the Acquired Fund and the other PAS Funds of Funds have become a source of consistent and efficient diversification within the PAS program, Strategic Advisers has expanded its use of the funds and believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

Strategic Advisers also advised each Board that the Reorganization has the potential to decrease the Acquired Fund's expenses, in the long term, if the Acquired Fund were to allocate assets to sub-advisers and through potential breakpoints in the subadvisers' pricing. Strategic Advisers, however, advised the Board that it does not currently plan to hire sub-advisers to manage assets of the fund. Accordingly, the Board considered that Strategic Advisers U.S. Opportunity II Fund's expenses are higher than the Acquired Fund's expenses.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Strategic Advisers U.S. Opportunity II Fund is a fund of Fidelity Rutland Square Trust II (Rutland II). The Trustees of Rutland II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Strategic Advisers U.S. Opportunity II Fund represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Advisers U.S. Opportunity II Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Strategic Advisers U.S. Opportunity II Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Strategic Advisers U.S. Opportunity II Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Rutland II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Strategic Advisers U.S. Opportunity II Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of Strategic Advisers U.S. Opportunity II Fund's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of PAS U.S. Opportunity Fidelity Fund of Funds' assets for Strategic Advisers U.S. Opportunity II Fund's shares and the assumption of the liabilities of PAS U.S. Opportunity Fidelity Fund of Funds by Strategic Advisers U.S. Opportunity II Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. As a condition to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to PAS U.S. Opportunity Fidelity Fund of Funds and Strategic Advisers U.S. Opportunity II Fund, substantially to the effect that:

(i) The acquisition by Strategic Advisers U.S. Opportunity II Fund of all of the assets of PAS U.S. Opportunity Fidelity Fund of Funds in exchange solely for Strategic Advisers U.S. Opportunity II Fund shares and the assumption by Strategic Advisers U.S. Opportunity II Fund of all liabilities of PAS U.S. Opportunity Fidelity Fund of Funds followed by the distribution of Strategic Advisers U.S. Opportunity II Fund shares to the PAS U.S. Opportunity Fidelity Fund of Funds shareholders in exchange for their PAS U.S. Opportunity Fidelity Fund of Funds shares in complete liquidation and termination of PAS U.S. Opportunity Fidelity Fund of Funds will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

(ii) PAS U.S. Opportunity Fidelity Fund of Funds will recognize no gain or loss upon the transfer of all of its assets to Strategic Advisers U.S. Opportunity II Fund in exchange solely for Strategic Advisers U.S. Opportunity II Fund shares and the assumption by Strategic Advisers U.S. Opportunity II Fund of all liabilities of PAS U.S. Opportunity Fidelity Fund of Funds;

(iii) PAS U.S. Opportunity Fidelity Fund of Funds will recognize no gain or loss upon the distribution to its shareholders of the Strategic Advisers U.S. Opportunity II Fund shares received by PAS U.S. Opportunity Fidelity Fund of Funds in the Reorganization;

(iv) Strategic Advisers U.S. Opportunity II Fund will recognize no gain or loss upon the receipt of the assets of PAS U.S. Opportunity Fidelity Fund of Funds in exchange solely for Strategic Advisers U.S. Opportunity II Fund shares and the assumption of all liabilities of PAS U.S. Opportunity Fidelity Fund of Funds;

(v) The adjusted basis to Strategic Advisers U.S. Opportunity II Fund of the assets of PAS U.S. Opportunity Fidelity Fund of Funds received by Strategic Advisers U.S. Opportunity II Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of PAS U.S. Opportunity Fidelity Fund of Funds immediately before the exchange;

(vi) Strategic Advisers U.S. Opportunity II Fund's holding periods with respect to the assets of PAS U.S. Opportunity Fidelity Fund of Funds that Strategic Advisers U.S. Opportunity II Fund acquires in the Reorganization will include the respective periods for which those assets were held by PAS U.S. Opportunity Fidelity Fund of Funds (except where investment activities of Strategic Advisers U.S. Opportunity II Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The PAS U.S. Opportunity Fidelity Fund of Funds shareholders will recognize no gain or loss upon receiving Strategic Advisers U.S. Opportunity II Fund shares in exchange solely for PAS U.S. Opportunity Fidelity Fund of Funds shares;

(viii) The aggregate basis of the Strategic Advisers U.S. Opportunity II Fund shares received by a PAS U.S. Opportunity Fidelity Fund of Funds shareholder in the Reorganization will be the same as the aggregate basis of the PAS U.S. Opportunity Fidelity Fund of Funds shares surrendered by the PAS U.S. Opportunity Fidelity Fund of Funds shareholder in exchange therefor;

(ix) A PAS U.S. Opportunity Fidelity Fund of Funds shareholder's holding period for the Strategic Advisers U.S. Opportunity II Fund shares received by the PAS U.S. Opportunity Fidelity Fund of Funds shareholder in the Reorganization will include the holding period during which the PAS U.S. Opportunity Fidelity Fund of Funds shareholder held PAS U.S. Opportunity Fidelity Fund of Funds shares surrendered in exchange therefor, provided that the PAS U.S. Opportunity Fidelity Fund of Funds shareholder held such shares as a capital asset on the date of the Reorganization; and

(x) The Reorganization will not result in the termination of PAS U.S. Opportunity Fidelity Fund of Fund's taxable year, and PAS U.S. Opportunity Fidelity Fund of Funds' tax attributes enumerated in Section 381(c) of the Code will be taken into account by Strategic Advisers U.S. Opportunity II Fund as if there had been no Reorganization.

Shareholders of PAS U.S. Opportunity Fidelity Fund of Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

PAS U.S. Opportunity Fidelity Fund of Funds is a diversified fund of Fidelity Rutland Square Trust, an open-end management investment company organized as a Delaware statutory trust on June 26, 2003. Strategic Advisers U.S. Opportunity II Fund is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware statutory trust on March 8, 2006. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of Strategic Advisers U.S. Opportunity II Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of Strategic Advisers U.S. Opportunity II Fund Following the Reorganization

Strategic Advisers does not expect Strategic Advisers U.S. Opportunity II Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Strategic Advisers U.S. Opportunity II Fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Strategic Advisers U.S. Opportunity II Fund in their current capacities. Robert Vick, who is currently the portfolio manager of Strategic Advisers U.S. Opportunity II Fund and PAS U.S. Opportunity Fidelity Fund of Funds, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

Strategic Advisers U.S. Opportunity II Fund will be the accounting successor to PAS U.S. Opportunity Fidelity Fund of Funds after the Closing Date of the Reorganization. Accordingly, the pro forma capitalization of the combined fund will be identical to the capitalization of PAS U.S. Opportunity Fidelity Fund of Funds, shown in the following table as of February 28, 2010.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
PAS U.S. Opportunity Fidelity Fund of Funds	$ 507,102,438	$ 8.24	61,506,748

The table is for information purposes only. No assurance can be given as to how many Strategic Advisers U.S. Opportunity II Fund shares will be received by shareholders of PAS U.S. Opportunity Fidelity Fund of Funds on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Strategic Advisers U.S. Opportunity II Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Rutland Square Trust at a meeting held on March 4, 2010. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of PAS U.S. Opportunity Fidelity Fund of Funds and that the interests of existing shareholders of PAS U.S. Opportunity Fidelity Fund of Funds would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, PAS U.S. Opportunity Fidelity Fund of Funds will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust will consider other proposals for the reorganization of the fund.

The Board of Trustees of PAS U.S. Opportunity Fidelity Fund of Funds recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTION

PROPOSAL 7

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PAS U.S. OPPORTUNITY FUND OF FUNDS AND STRATEGIC ADVISERS U.S. OPPORTUNITY FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 7; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Advisers U.S. Opportunity Fund acquiring as of the Closing Date all of the assets of PAS U.S. Opportunity Fund of Funds solely in exchange for shares of Strategic Advisers U.S. Opportunity Fund and the assumption by Strategic Advisers U.S. Opportunity Fund of PAS U.S. Opportunity Fund of Funds' liabilities; and (b) the distribution of shares of Strategic Advisers U.S. Opportunity Fund to the shareholders of PAS U.S. Opportunity Fund of Funds as provided for in the Agreement.

The value of PAS U.S. Opportunity Fund of Funds' assets to be acquired by Strategic Advisers U.S. Opportunity Fund and the amount of its liabilities to be assumed by Strategic Advisers U.S. Opportunity Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in PAS U.S. Opportunity Fund of Funds' then-current Prospectus and Statement of Additional Information. The net asset value of a share of Strategic Advisers U.S. Opportunity Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Strategic Advisers U.S. Opportunity Fund will deliver to PAS U.S. Opportunity Fund of Funds, and PAS U.S. Opportunity Fund of Funds will distribute to its shareholders of record, shares of Strategic Advisers U.S. Opportunity Fund so that each PAS U.S. Opportunity Fund of Funds shareholder will receive the number of full and fractional shares of Strategic Advisers U.S. Opportunity Fund equal in value to the aggregate net asset value of shares of PAS U.S. Opportunity Fund of Funds held by such shareholder on the Closing Date; PAS U.S. Opportunity Fund of Funds will be liquidated as soon as practicable thereafter. Each PAS U.S. Opportunity Fund of Funds shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Strategic Advisers U.S. Opportunity Fund due that shareholder.

Accordingly, immediately after the Reorganization, each former PAS U.S. Opportunity Fund of Funds shareholder will own shares of Strategic Advisers U.S. Opportunity Fund equal in value to the aggregate net asset value of that shareholder's shares of PAS U.S. Opportunity Fund of Funds immediately prior to the Reorganization. The net asset value per share of Strategic Advisers U.S. Opportunity Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Strategic Advisers U.S. Opportunity Fund in a name other than that of the registered holder of the shares on the books of PAS U.S. Opportunity Fund of Funds as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of PAS U.S. Opportunity Fund of Funds is and will continue to be its responsibility up to and including the Closing Date and such later date on which PAS U.S. Opportunity Fund of Funds is liquidated.

For PAS U.S. Opportunity Fund of Funds, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of PAS U.S. Opportunity Fund of Funds are permissible investments for Strategic Advisers U.S. Opportunity Fund. Any transaction costs associated with portfolio adjustments to Strategic Advisers U.S. Opportunity Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Strategic Advisers U.S. Opportunity Fund that occur after the Closing Date will be borne by Strategic Advisers U.S. Opportunity Fund. The fund may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on PAS U.S. Opportunity Fund of Funds shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the fees and expenses and the relative expense ratios of the funds;

(3) the potential benefit of the Reorganization to shareholders of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization; and

(6) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund's Board at meetings of each Board held on March 4, 2010. In proposing the Reorganization, Strategic Advisers advised the Board of PAS U.S. Opportunity Fund of Funds (the Acquired Fund) that the Reorganization would provide the fund's shareholders an opportunity to invest in a fund with expanded investment capabilities.

The Board of the Acquired Fund considered that the Reorganization may benefit shareholders by resulting in a combined fund that has the ability to hire sub-advisers, including institutional investment managers, and has access to investment styles that currently may not be available to the Acquired Fund through underlying mutual funds.

In recommending the Reorganization, Strategic Advisers advised each Board that when the Acquired Fund originally launched, Strategic Advisers agreed to pay the fund's direct expenses pursuant to the fund's all-inclusive management fee and the waiver and expense reimbursement contracts because Strategic Advisers originally did not intend for the fund to comprise a large portion of PAS program assets. As the Acquired Fund and the other PAS Funds of Funds have become a source of consistent and efficient diversification within the PAS program, Strategic Advisers has expanded its use of the funds and believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

Strategic Advisers also advised each Board that the Reorganization has the potential to decrease the Acquired Fund's expenses, in the long term, if the Acquired Fund were to allocate assets to sub-advisers and through potential breakpoints in the subadvisers' pricing. Strategic Advisers, however, advised the Board that it does not currently plan to hire sub-advisers to manage assets of the fund. Accordingly, the Board considered that Strategic Advisers U.S. Opportunity Fund's expenses are higher than the Acquired Fund's expenses.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Strategic Advisers U.S. Opportunity Fund is a fund of Fidelity Rutland Square Trust II (Rutland II). The Trustees of Rutland II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Strategic Advisers U.S. Opportunity Fund represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Advisers U.S. Opportunity Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Strategic Advisers U.S. Opportunity Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Strategic Advisers U.S. Opportunity Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Rutland II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Strategic Advisers U.S. Opportunity Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of Strategic Advisers U.S. Opportunity Fund's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of PAS U.S. Opportunity Fund of Funds' assets for Strategic Advisers U.S. Opportunity Fund's shares and the assumption of the liabilities of PAS U.S. Opportunity Fund of Funds by Strategic Advisers U.S. Opportunity Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. As a condition to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to PAS U.S. Opportunity Fund of Funds and Strategic Advisers U.S. Opportunity Fund, substantially to the effect that:

(i) The acquisition by Strategic Advisers U.S. Opportunity Fund of all of the assets of PAS U.S. Opportunity Fund of Funds in exchange solely for Strategic Advisers U.S. Opportunity Fund shares and the assumption by Strategic Advisers U.S. Opportunity Fund of all liabilities of PAS U.S. Opportunity Fund of Funds followed by the distribution of Strategic Advisers U.S. Opportunity Fund shares to the PAS U.S. Opportunity Fund of Funds shareholders in exchange for their PAS U.S. Opportunity Fund of Funds shares in complete liquidation and termination of PAS U.S. Opportunity Fund of Funds will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

(ii) PAS U.S. Opportunity Fund of Funds will recognize no gain or loss upon the transfer of all of its assets to Strategic Advisers U.S. Opportunity Fund in exchange solely for Strategic Advisers U.S. Opportunity Fund shares and the assumption by Strategic Advisers U.S. Opportunity Fund of all liabilities of PAS U.S. Opportunity Fund of Funds;

(iii) PAS U.S. Opportunity Fund of Funds will recognize no gain or loss upon the distribution to its shareholders of the Strategic Advisers U.S. Opportunity Fund shares received by PAS U.S. Opportunity Fund of Funds in the Reorganization;

(iv) Strategic Advisers U.S. Opportunity Fund will recognize no gain or loss upon the receipt of the assets of PAS U.S. Opportunity Fund of Funds in exchange solely for Strategic Advisers U.S. Opportunity Fund shares and the assumption of all liabilities of PAS U.S. Opportunity Fund of Funds;

(v) The adjusted basis to Strategic Advisers U.S. Opportunity Fund of the assets of PAS U.S. Opportunity Fund of Funds received by Strategic Advisers U.S. Opportunity Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of PAS U.S. Opportunity Fund of Funds immediately before the exchange;

(vi) Strategic Advisers U.S. Opportunity Fund's holding periods with respect to the assets of PAS U.S. Opportunity Fund of Funds that Strategic Advisers U.S. Opportunity Fund acquires in the Reorganization will include the respective periods for which those assets were held by PAS U.S. Opportunity Fund of Funds (except where investment activities of Strategic Advisers U.S. Opportunity Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The PAS U.S. Opportunity Fund of Funds shareholders will recognize no gain or loss upon receiving Strategic Advisers U.S. Opportunity Fund shares in exchange solely for PAS U.S. Opportunity Fund of Funds shares;

(viii) The aggregate basis of the Strategic Advisers U.S. Opportunity Fund shares received by a PAS U.S. Opportunity Fund of Funds shareholder in the Reorganization will be the same as the aggregate basis of the PAS U.S. Opportunity Fund of Funds shares surrendered by the PAS U.S. Opportunity Fund of Funds shareholder in exchange therefor;

(ix) A PAS U.S. Opportunity Fund of Funds shareholder's holding period for the Strategic Advisers U.S. Opportunity Fund shares received by the PAS U.S. Opportunity Fund of Funds shareholder in the Reorganization will include the holding period during which the PAS U.S. Opportunity Fund of Funds shareholder held PAS U.S. Opportunity Fund of Funds shares surrendered in exchange therefor, provided that the PAS U.S. Opportunity Fund of Funds shareholder held such shares as a capital asset on the date of the Reorganization; and

(x) The Reorganization will not result in the termination of PAS U.S. Opportunity Fund of Fund's taxable year, and PAS U.S. Opportunity Fund of Funds' tax attributes enumerated in Section 381(c) of the Code will be taken into account by Strategic Advisers U.S. Opportunity Fund as if there had been no Reorganization.

Shareholders of PAS U.S. Opportunity Fund of Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

PAS U.S. Opportunity Fund of Funds is a diversified fund of Fidelity Rutland Square Trust, an open-end management investment company organized as a Delaware statutory trust on June 26, 2003. Strategic Advisers U.S. Opportunity Fund is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware statutory trust on March 8, 2006. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of PAS U.S. Opportunity Fund of Funds under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of Strategic Advisers U.S. Opportunity Fund Following the Reorganization

Strategic Advisers does not expect Strategic Advisers U.S. Opportunity Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Strategic Advisers U.S. Opportunity Fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Strategic Advisers U.S. Opportunity Fund in their current capacities. Robert Vick, who is currently the portfolio manager of Strategic Advisers U.S. Opportunity Fund and PAS U.S. Opportunity Fund of Funds, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

Strategic Advisers U.S. Opportunity Fund will be the accounting successor to PAS U.S. Opportunity Fund of Funds after the Closing Date of the Reorganization. Accordingly, the pro forma capitalization of the combined fund will be identical to the capitalization of PAS U.S. Opportunity Fund of Funds, shown in the following table as of February 28, 2010.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
PAS U.S. Opportunity Fund of Funds	$ 866,714,563	$ 8.42	102,949,095

The table is for information purposes only. No assurance can be given as to how many Strategic Advisers U.S. Opportunity Fund shares will be received by shareholders of PAS U.S. Opportunity Fund of Funds on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Strategic Advisers U.S. Opportunity Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Rutland Square Trust at a meeting held on March 4, 2010. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of PAS U.S. Opportunity Fund of Funds and that the interests of existing shareholders of PAS U.S. Opportunity Fund of Funds would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, PAS U.S. Opportunity Fund of Funds will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust will consider other proposals for the reorganization of the fund.

The Board of Trustees of PAS U.S. Opportunity Fund of Funds recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

The Acquiring Funds are newly created funds and do not have any historical financial highlights. If the Reorganizations are approved, each combined fund will assume the financial highlights record of the applicable Acquired Fund.

Each Acquired Fund's financial highlights for the fiscal year ended February 28, 2010, which are included in each fund's Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders.

The financial highlights audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trusts' Boards of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about June 21, 2010. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile or electronic means, or by personal interview by representatives of the trust. In addition, D.F. King & Co., Inc. may be paid on a per-call basis to solicit shareholders by telephone on behalf of each Acquired Fund. Each Acquired Fund may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of each Acquired Fund. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated aggregate cost for D.F. King & Co., Inc. to call and solicit votes	Estimated aggregate cost for D.F. King & Co., Inc. to receive votes over the phone
PAS Core Income Fund of Funds	$ 1,430	$ 285
PAS Income Opportunities Fund of Funds	$ 1,430	$ 285
PAS International Fidelity Fund of Funds	$ 1,430	$ 285
PAS International Fund of Funds	$ 1,430	$ 285
PAS Small-Mid Cap Fund of Funds	$ 1,430	$ 285
PAS U.S. Opportunity Fidelity Fund of Funds	$ 1,430	$ 285
PAS U.S. Opportunity Fund of Funds	$ 1,430	$ 285

If a fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

For each Acquired Fund, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be borne by Strategic Advisers. Strategic Advisers will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated among the funds based on the number of shareholder accounts in each fund.

Only one copy of this Proxy Statement may be mailed to households, even if more than one person in a household is a fund shareholder of record. If you need additional copies of this Proxy Statement, please contact Fidelity at 1-800-544-3455. If you do not want the mailing of this Proxy Statement to be combined with those for other members of your household or do not want to receive multiple copies of future proxy statements, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

Record Date; Quorum; and Method of Tabulation

Shareholders of record at the close of business on June 21, 2010 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held on that date.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, by the trust's receipt of a subsequent valid telephonic or internet vote, or by attending the Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.).

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST the item, in which case such shares will be voted AGAINST the proposed adjournment with respect to that item. A shareholder vote may be taken on one or more of the items in this Proxy Statement prior to such adjournment if sufficient votes have been received and it is otherwise appropriate.

Strategic Advisers has advised the trust that certain shares are registered to Strategic Advisers or a Strategic Advisers affiliate. To the extent that Strategic Advisers or a Strategic Advisers affiliate has discretion to vote, these shares will be voted at the Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Share Ownership

As of [__], shares of each Acquired Fund issued and outstanding were as follows:

Name of Fund	Number of Shares
PAS Core Income Fund of Funds	[__]
PAS Income Opportunities Fund of Funds	[__]
PAS International Fidelity Fund of Funds	[__]
PAS International Fund of Funds	[__]
PAS Small-Mid Cap Fund of Funds	[__]
PAS U.S. Opportunity Fidelity Fund of Funds	[__]
PAS U.S. Opportunity Fund of Funds	[__]

The Acquiring Funds are newly created funds and will not issue shares until after the Closing Date of the Reorganizations.

As of February 28, 2010, the Trustees, Member of the Advisory Board, and officers of each Acquired Fund owned, in the aggregate, less than 1% of each Acquired Fund's total outstanding shares.

To the knowledge of each trust and each Acquired Fund, no shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date.

Required Vote

Approval of each Reorganization requires the affirmative vote of a "majority of the outstanding voting securities" of the specific Acquired Fund involved in that Reorganization. Under the 1940 Act, the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST the proposal.

Other Business

The Board knows of no business other than the matters set forth in this Proxy Statement to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of each Acquiring Fund's shares have been passed upon by Dechert LLP, counsel to Fidelity Rutland Square Trust II.

Experts

The audited financial statements of each Acquired Fund are incorporated by reference into the Statement of Additional Information and have been examined by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are included in the Annual Reports to Shareholders for the fiscal year ended February 28, 2010.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Fidelity Rutland Square Trust, in care of Fidelity Investments Institutional Operations Company, Inc., 100 Salem St., Smithfield, RI, 02197, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

EXHIBIT 1

Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of June 21, 2010, by and between Fidelity Rutland Square Trust, a Delaware statutory trust, on behalf of its series [__] (the Acquired Fund), and Fidelity Rutland Square Trust II, a Delaware statutory trust, on behalf of its series [__] (the Acquiring Fund). Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II may be referred to herein collectively as the "Trusts" or each individually as a "Trust." The Trusts are duly organized statutory trusts under the laws of the State of Delaware with their principal place of business at 82 Devonshire Street, Boston, Massachusetts 02109. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the "Funds" or each individually as the "Fund."

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund's liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the "Reorganization."

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Acquired Fund Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated April 30, 2010, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Trust Instrument or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at February 28, 2010, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of February 28, 2010 and those incurred in the ordinary course of the Acquired Fund's business as an investment company since February 28, 2010;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Acquiring Fund Trust on Form N-14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund is a regulated investment company as defined in Section 851 of the Code;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Delaware law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund's portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to shareholder approval.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

Prior to the Closing Date, the Acquiring Fund will have carried on no business activity and will have had no assets or liabilities other than the payment received with respect to the issuance of the initial Acquiring Fund shares;

(b) The Acquiring Fund Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated June 1, 2010, as supplemented, previously furnished to the Acquired Fund did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Trust Instrument or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) Reserved;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of February 28, 2010 and those incurred in the ordinary course of the Acquiring Fund's business as an investment company since February 28, 2010;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

(i) At the time of the Reorganization, the Acquiring Fund will be a regulated investment company as defined in Section 851 of the Code;

(j) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Fund's Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(k) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(l) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(m) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(n) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders' shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund's Amended and Restated Trust Instrument. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on the Acquiring Fund's share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder's account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund's share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund's books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares shall be computed in the manner set forth in the then-current Acquiring Fund Prospectus and Statement of Additional Information, and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquired Fund Prospectus and Statement of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5. FEES; EXPENSES.

(a) Pursuant to the Acquired Fund's management contract with Strategic Advisers, Inc. (Strategic Advisers), Strategic Advisers will pay all fees and expenses, including legal, accounting, printing, filing, and proxy solicitation expenses, portfolio transfer taxes (if any), or other similar expenses incurred in connection with the transactions contemplated by this Agreement (but not including costs incurred in connection with the purchase or sale of portfolio securities).

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund, unless paid by Strategic pursuant to an arrangement with the Acquiring Fund.

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 82 Devonshire Street, Boston, Massachusetts, as of the Valuation Time on [__], or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Trust Instrument, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That the Acquired Fund furnishes to the Acquiring Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquired Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That the Acquired Fund furnishes the Acquiring Fund with copies of the resolutions, certified by an authorized officer of the Acquired Fund Trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That the Acquired Fund shall deliver to the Acquiring Fund at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on the Acquired Fund's behalf by its Treasurer or Assistant Treasurer;

(d) That the Acquired Fund's custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(e) That the Acquired Fund's transfer agent shall deliver to the Acquiring Fund at the Closing a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(f) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(g) That the Acquired Fund delivers to the Acquiring Fund a certificate of an authorized officer of the Acquired Fund Trust, dated as of the Closing Date, that there has been no material adverse change in the Acquired Fund's financial position since February 28, 2010, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(h) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That the Acquiring Fund furnishes to the Acquired Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquiring Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund's Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, which term as used herein shall include the District of Columbia and Puerto Rico, and including "no action" positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund's holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder's holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

(x) The Reorganization will not result in the termination of the Acquired Fund's taxable year, and the Acquired Fund's tax attributes enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund as if there had been no Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Trust Instrument in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the State of Delaware.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund's Amended and Restated Trust Instrument is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

[Signature lines omitted]

Fidelity, PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fidelity Fund of Funds, PAS International Fund of Funds, PAS Small Cap Fund of Funds, PAS U.S. Opportunity Fidelity Fund of Funds, PAS U.S. Opportunity Fund of Funds, and Strategic Advisers are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

PASN14-PXS-0610 1.913179.100

PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fidelity Fund of Funds, PAS International Fund of Funds,
PAS Small-Mid Cap Fund of Funds (formerly PAS Small Cap Fund of Funds),
PAS U.S. Opportunity Fidelity Fund of Funds, and PAS U.S. Opportunity Fund of Funds

(Funds of Fidelity Rutland Square Trust)

Strategic Advisers Core Income Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers International II Fund, Strategic Advisers International Fund, Strategic Advisers Small-Mid Cap Fund, Strategic Advisers U.S. Opportunity II Fund,
and Strategic Advisers U.S. Opportunity Fund

(Funds of Fidelity Rutland Square Trust II)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

June 21, 2010

This Statement of Additional Information (SAI), relates to the proposed acquisition of PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fidelity Fund of Funds, PAS International Fund of Funds, PAS Small-Mid Cap Fund of Funds, PAS U.S. Opportunity Fidelity Fund of Funds, and PAS U.S. Opportunity Fund of Funds (each an Acquired Fund and collectively, the Acquired Funds), funds of Fidelity Rutland Square Trust, by Strategic Advisers Core Income Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers International II Fund, Strategic Advisers International Fund, Strategic Advisers Small-Mid Cap Fund, Strategic Advisers U.S. Opportunity II Fund, and Strategic Advisers U.S. Opportunity Fund, respectively (each an Acquiring Fund and collectively, the Acquiring Funds), funds of Fidelity Rutland Square Trust II. This SAI contains information which may be of interest to shareholders but which is not included in the Proxy Statement which relates to the Reorganizations. As described in the Proxy Statement, the Acquiring Funds will acquire all of the assets of the respective Acquired Fund and assume all of the Acquired Fund's liabilities, in exchange solely for shares of beneficial interest in the applicable Acquiring Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

  The Prospectus of Strategic Advisers Core Income Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000005).
  The Statement of Additional Information of Strategic Advisers Core Income Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000005).
  The Prospectus of Strategic Advisers Income Opportunities Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000005).
  The Statement of Additional Information of Strategic Advisers Income Opportunities Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000005).
  The Prospectus of Strategic Advisers International II Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000005).
  The Statement of Additional Information of Strategic Advisers International II Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000005).
  The Prospectus of Strategic Advisers International Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000005).
  The Statement of Additional Information of Strategic Advisers International Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000005).
  The Prospectus of Strategic Advisers Small-Mid Cap Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000005).
  The Statement of Additional Information of Strategic Advisers Small-Mid Cap Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000005).
  The Prospectus of Strategic Advisers U.S. Opportunity II Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000005).
  The Statement of Additional Information of Strategic Advisers U.S. Opportunity II Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000005).
  The Prospectus of Strategic Advisers U.S. Opportunity Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000005).
  The Statement of Additional Information of Strategic Advisers U.S. Opportunity Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000005).
  The Prospectus of PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fund of Funds, PAS Small-Mid Cap Fund of Funds, and PAS U.S. Opportunity Fund of Funds dated April 30, 2010, which was previously filed via EDGAR (Accession No. 0001265551-10-000007).
  The Supplement to the Prospectus of PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fund of Funds, PAS Small-Mid Cap Fund of Funds, and PAS U.S. Opportunity Fund of Funds dated April 30, 2010, which was previously filed via EDGAR (Accession No. 0001265551-10-000007).
  The Statement of Additional Information of PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fund of Funds, PAS Small-Mid Cap Fund of Funds, and PAS U.S. Opportunity Fund of Funds dated April 30, 2010, which was previously filed via EDGAR (Accession No. 0001265551-10-000007).
  The Prospectus of PAS International Fidelity Fund of Funds and PAS U.S. Opportunity Fidelity Fund of Funds dated April 30, 2010, which was previously filed via EDGAR (Accession No. 0001265551-10-000007).
  The Supplement to the Prospectus of PAS International Fidelity Fund of Funds and PAS U.S. Opportunity Fidelity Fund of Funds dated April 30, 2010, which was previously filed via EDGAR (Accession No. 0001265551-10-000007).
  The Statement of Additional Information of PAS International Fidelity Fund of Funds and PAS U.S. Opportunity Fidelity Fund of Funds dated April 30, 2010, which was previously filed via EDGAR (Accession No. 0001265551-10-000007).
  The Financial Statements included in the Annual Report of PAS Core Income Fund of Funds for the fiscal year ended February 28, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).
  The Financial Statements included in the Annual Report of PAS Income Opportunities Fund of Funds for the fiscal year ended February 28, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).
  The Financial Statements included in the Annual Report of PAS International Fidelity Fund of Funds for the fiscal year ended February 28, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).
  The Financial Statements included in the Annual Report of PAS International Fund of Funds for the fiscal year ended February 28, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).
  The Financial Statements included in the Annual Report of PAS Small-Mid Cap Fund of Funds for the fiscal year ended February 28, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).
  The Financial Statements included in the Annual Report of PAS U.S. Opportunity Fidelity Fund of Funds for the fiscal year ended February 28, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).
  The Financial Statements included in the Annual Report of PAS U.S. Opportunity Fund of Funds for the fiscal year ended February 28, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).

PART C. OTHER INFORMATION

Item 15. Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 16. Exhibits

(1) Trust Instrument, dated March 8, 2006, is incorporated herein by reference to Exhibit (a) of the Initial Registration Statement on N-1A.

(2) Bylaws of Fidelity Rutland Square Trust II, as amended and dated June 4, 2009, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 3.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5) Articles II, VII, IX, X, and XI of the Trust Instrument, dated March 8, 2006, are incorporated herein by reference to Exhibit (a)(1) of the Initial Registration Statement on N-1A; and Articles IV and VI of the Bylaws of the Trust, as amended and dated June 4, 2009, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 3.

(6)(1) Management Contract, dated December 3, 2009, between Fidelity Strategic Advisers Core Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 4.

(2) Management Contract, dated March 5, 2010, between Strategic Advisers Growth Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 7.

(3) Form of Management Contract between Strategic Advisers Core Income Fund and Strategic Advisers, Inc. is filed herein as Exhibit (6)(3).

(4) Form of Management Contract between Strategic Advisers Income Opportunities Fund and Strategic Advisers, Inc. is filed herein as Exhibit (6)(4).

(5) Form of Management Contract between Strategic Advisers International Fund and Strategic Advisers, Inc. is filed herein as Exhibit (6)(5).

(6) Form of Management Contract between Strategic Advisers International II Fund and Strategic Advisers, Inc. is filed herein as Exhibit (6)(6).

(7) Form of Management Contract between Strategic Advisers Small-Mid Cap Fund and Strategic Advisers, Inc. is filed herein as Exhibit (6)(7).

(8) Form of Management Contract between Strategic Advisers U.S. Opportunity Fund and Strategic Advisers, Inc. is filed herein as Exhibit (6)(8).

(9) Form of Management Contract between Strategic Advisers U.S. Opportunity II Fund and Strategic Advisers, Inc. is filed herein as Exhibit (6)(9).

(10) Management Contract between Strategic Advisers Value Fund and Strategic Advisers, Inc. is to be filed by subsequent amendment.

(11) Sub-Advisory Agreement, dated December 7, 2009, between Strategic Advisers, Inc. and First Eagle Investment Management, LLC, on behalf of Fidelity Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 4.

(12) Sub-Advisory Agreement, dated December 3, 2009, between Strategic Advisers, Inc. and Lazard Asset Management LLC, on behalf of Fidelity Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 4

(13) Sub-Advisory Agreement, dated December 3, 2009, between Strategic Advisers, Inc. and Pyramis Global Advisors, LLC, on behalf of Fidelity Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 4.

(14) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and ClariVest Asset Management LLC, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 7.

(15) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and Pyramis Global Advisors, LLC, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 7.

(16) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and Waddell & Reed Investment Management Company, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 7.

(17) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and Winslow Capital Management, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 7.

(18) Form of Sub-Advisory Agreement between Strategic Advisers, Inc. and Pyramis Global Advisors, LLC, on behalf of Strategic Advisers International Fund, is filed herein as Exhibit (6)(18).

(19) Form of Sub-Advisory Agreement between Strategic Advisers, Inc. and Pyramis Global Advisors, LLC, on behalf of Strategic Advisers International II Fund, is filed herein as Exhibit (6)(19).

(20) Form of Sub-Advisory Agreement between Strategic Advisers, Inc. and Pyramis Global Advisors, LLC, on behalf of Strategic Advisers Small-Mid Cap Fund, is filed herein as Exhibit (6)(20).

(21) Form of Sub-Advisory Agreement between Strategic Advisers, Inc. and Fidelity Investments Money Management, Inc., on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(21).

(22) Form of Sub-Advisory Agreement between Fidelity Investments Money Management, Inc. and Fidelity Management & Research (Hong Kong) Limited, on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(22).

(23) Form of Schedule A to the Sub-Advisory Agreement between Fidelity Investments Money Management, Inc. and Fidelity Management & Research (Hong Kong) Limited, on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(23).

(24) Form of Sub-Advisory Agreement between Fidelity Investments Money Management, Inc. and Fidelity Management & Research (Japan) Inc., on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(24).

(25) Form of Schedule A to the Sub-Advisory Agreement between Fidelity Investments Money Management, Inc. and Fidelity Management & Research (Japan) Inc., on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(25).

(26) Form of Sub-Advisory Agreement between Fidelity Investments Money Management, Inc. and Fidelity Management & Research (U.K.) Inc., on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(26).

(27) Form of Schedule A to the Sub-Advisory Agreement between Fidelity Investments Money Management, Inc. and Fidelity Management & Research (U.K.) Inc., on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(27).

(28) Form of Master International Fixed-Income Research Agreement between Fidelity Investments Money Management, Inc. and FIL Investment Advisors, on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(28).

(29) Form of Schedule A to the Master International Fixed-Income Research Agreement between Fidelity Investments Money Management, Inc. and FIL Investment Advisors, on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(29).

(30) Form of Fixed-Income Sub-Research Agreement between FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd., on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(30).

(31) Form of Schedule A to the Fixed-Income Sub-Research Agreement between FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd., on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(31).

(32) Form of Sub-Advisory Agreement between Fidelity Investments Money Management, Inc. and FMR Co., Inc., on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(32).

(33) Form of Sub-Advisory Agreement between FMR Co., Inc. and Fidelity Management & Research (Hong Kong) Limited, on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(33).

(34) Form of Schedule A to the Sub-Advisory Agreement between FMR Co., Inc. and Fidelity Management & Research (Hong Kong) Limited, on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(34).

(35) Form of Sub-Advisory Agreement between FMR Co., Inc. and Fidelity Management & Research (Japan) Inc., on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(35).

(36) Form of Schedule A to the Sub-Advisory Agreement between FMR Co., Inc. and Fidelity Management & Research (Japan) Inc., on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(36).

(37) Form of Sub-Advisory Agreement between FMR Co., Inc. and Fidelity Management & Research (U.K.) Inc., on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(37).

(38) Form of Schedule A to the Sub-Advisory Agreement between FMR Co., Inc. and Fidelity Management & Research (U.K.) Inc., on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (6)(38).

(39) Sub-Advisory Agreement between Strategic Advisers, Inc. and Brandywine Global Investment Management, LLC, on behalf of Strategic Advisers Value Fund, is to be filed by subsequent amendment.

(40) Sub-Advisory Agreement between Strategic Advisers, Inc. and Cohen & Steers Capital Management, Inc., on behalf of Strategic Advisers Value Fund, is to be filed by subsequent amendment.

(41) Sub-Advisory Agreement between Strategic Advisers, Inc. and Eaton Vance Management, on behalf of Strategic Advisers Value Fund, is to be filed by subsequent amendment.

(42) Sub-Advisory Agreement between Strategic Advisers, Inc. and LSV Asset Management, on behalf of Strategic Advisers Value Fund, is to be filed by subsequent amendment.

(43) Sub-Advisory Agreement between Strategic Advisers, Inc. and Pyramis Global Advisors, LLC, on behalf of Strategic Advisers Value Fund, is to be filed by subsequent amendment.

(7)(1) General Distribution Agreement, dated December 3, 2009, between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Fidelity Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 4.

(2) General Distribution Agreement, dated March 5, 2010, between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 4.

(3) Form of General Distribution Agreement between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers Core Income Fund, is filed herein as Exhibit (7)(3).

(4) Form of General Distribution Agreement between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers Income Opportunities Fund, is filed herein as Exhibit (7)(4).

(5) Form of General Distribution Agreement between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers International Fund, is filed herein as Exhibit (7)(5).

(6) Form of General Distribution Agreement between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers International II Fund, is filed herein as Exhibit (7)(6).

(7) Form of General Distribution Agreement between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers Small-Mid Cap Fund, is filed herein as Exhibit (7)(7).

(8) Form of General Distribution Agreement between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers U.S. Opportunity Fund, is filed herein as Exhibit (7)(8).

(9) Form of General Distribution Agreement between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers U.S. Opportunity II Fund, is filed herein as Exhibit (7)(9).

(10) General Distribution Agreement between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers Value Fund, is to be filed by subsequent amendment.

(8) None.

(9)(1) Custodian Agreement and Appendix C, D, and E, dated April 12, 2007, between Mellon Bank, N.A. (currently known as The Bank of New York Mellon) and Fidelity Rutland Square Trust II on behalf of Fidelity Strategic Advisers Core Fund and Strategic Advisers Growth Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Commonwealth Trust II's (File No. 333-139428) Post-Effective Amendment No. 3.

(2) Appendix A, dated December 16, 2009, to the Custodian Agreement, dated April 12, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Rutland Square Trust II on behalf of Fidelity Strategic Advisers Core Fund is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 5.

(3) Form of Appendix A to the Custodian Agreement, dated April 12, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Rutland Square Trust II on behalf of Strategic Advisers Growth Fund is filed herein as Exhibit (g)(3).

(4) Appendix B, dated February 8, 2008, to the Custodian Agreement, dated April 12, 2007, between Mellon Bank, N.A. (currently known as The Bank of New York Mellon) and Fidelity Rutland Square Trust II on behalf of Fidelity Strategic Advisers Core Fund and Strategic Advisers Growth Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Commonwealth Trust II's (File No. 333-139428) Post-Effective Amendment No. 7.

(10)(1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 4.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Growth Fund is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 6.

(3) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Core Income Fund is filed herein as Exhibit (10)(3).

(4) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Income Opportunities Fund is filed herein as Exhibit (10)(4).

(5) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers International Fund is filed herein as Exhibit (10)(5).

(6) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers International II Fund is filed herein as Exhibit (10)(6).

(7) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Small-Mid Cap Fund is filed herein as Exhibit (10)(7).

(8) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers U.S. Opportunity Fund is filed herein as Exhibit (10)(8).

(9) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers U.S. Opportunity II Fund is filed herein as Exhibit (10)(9).

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Value Fund is to be filed by subsequent amendment.

(11) Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.

(12) Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13) Not applicable.

(14) Consent of PricewaterhouseCoopers LLP, dated May 5, 2010, is filed herein as Exhibit 14.

(15) Not applicable.

(16) (1) Power of Attorney, dated November 30, 2009, is filed herein as Exhibit (16)(1).

(2) Power of Attorney, dated November 30, 2009, is filed herein as Exhibit (16)(2).

(3) Power of Attorney, dated November 30, 2009, is filed herein as Exhibit (16)(3).

(17) Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 7th day of May 2010.

Fidelity Rutland Square Trust II
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kenneth B. Robins		President and Treasurer	May 7, 2010
Kenneth B. Robins		(Principal Executive Officer)

/s/Nicholas E. Steck		Chief Financial Officer	May 7, 2010
Nicholas E. Steck		(Principal Financial Officer)

/s/Peter C. Aldrich	*	Trustee	May 7, 2010
Peter C. Aldrich

/s/Ralph F. Cox	*	Trustee	May 7, 2010
Ralph F. Cox

/s/Boyce I. Greer		Trustee	May 7, 2010
Boyce I. Greer

/s/Karen Kaplan	*	Trustee	May 7, 2010
Karen Kaplan

/s/Roger T. Servison		Trustee	May 7, 2010
Roger T. Servison

* By: /s/Joseph R. Fleming
Joseph R. Fleming, attorney in fact